Registration No. 33-11158

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                     POST-EFFECTIVE AMENDMENT NO.    11

                                       TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933

                     OF SECURITIES OF UNIT INVESTMENT TRUST

                            REGISTERED ON FORM N-8B-2



ALLIANZ LIFE VARIABLE ACCOUNT A

-------------------------------
(Exact Name of Trust)


ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

-----------------------------------------------
(Name of Depositor)


1750 Hennepin Avenue, Minneapolis, MN                55403-2195
-----------------------------------------------      ----------
(Address of Depositor's Principal Executive Offices) (Zip Code)


Name and Address of Agent for Service
-------------------------------------
Michael T. Westermeyer
Allianz Life Insurance Company of North America
1750 Hennepin Avenue
Minneapolis, MN  55403-2195

Copies to:
Judith A. Hasenauer
Blazzard, Grodd & Hasenauer, P.C.
P.O. Box 5108
Westport, CT 06881
(203) 226-7866

Title and amount of securities being registered:
    Individual Flexible Premium Variable Life Insurance Policies.


It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1997 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

     [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 24, 1997.


                    CROSS REFERENCE TO ITEMS REQUIRED

                            BY FORM N-8B-2

N-8B-2 ITEM                           CAPTION ON PROSPECTUS
-----------                           ---------------------

1                                     The Company, The Variable Account

2                                     The Company

3                                     Not Applicable

4                                     Distribution of the Policy

5                                     The Variable Account

6(a)                                  Not Applicable
 (b)                                  Not Applicable

9                                     Not Applicable

10                                    Premium Payments

11                                    Franklin Valuemark Funds

12                                    Franklin Valuemark Funds

13                                    Deductions and Charges

14                                    Premium Payments

15                                    The Variable Account

16                                    Franklin Valuemark Funds

17                                    Account Value, Cash  Surrender Value
                                       and Transfer Rights

18                                    Premium Payments

19                                    Not Applicable

20                                    Not Applicable

21                                    Not Applicable

22                                    Not Applicable

23                                    Not Applicable

24                                    Not Applicable

25                                    The Company

26                                    The Company

27                                    The Company

28                                    The Company

29                                    The Company

30                                    The Company

31                                    Not Applicable

32                                    Not Applicable

33                                    Not Applicable

34                                    Not Applicable

35                                    The Company

37                                    Not Applicable

38                                    Distribution of the Policy

39                                    Distribution of the Policy

40                                    Not Applicable

41(a)                                 Distribution of the Policy

42                                    Not Applicable

43                                    Not Applicable

44                                    Premium Payments

45                                    Not Applicable

46                                    Account Value, Cash Surrender Value
                                       and Transfer Rights

47                                    Not Applicable

48                                    Not Applicable

49                                    Not Applicable

50                                    Not Applicable

51                                    The Company

52                                    Franklin Valuemark Funds

53                                    Tax Status

54                                    Financial Statements

55                                    Not Applicable

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


   ISSUED BY:                                       ADMINISTERED BY:
   Allianz Life Insurance Company                   Allianz Life ValueLife
     of North America                               Service Center
   1750 Hennepin Avenue                             2323 Bryan Street
   Minneapolis, MN 55403                            Dallas, TX 75201
   (800) 542-5427                                          or
                                                    P.O. Box 219066
                                                    Dallas, TX 75221
                                                    (800) 525-7330

     This Prospectus describes a flexible premium variable life insurance policy ("Policy") offered by Allianz Life Insurance Company of North America ("Company"). The Policy has been designed to be used in connection with estate planning and other insurance needs of individuals.


     Upon acceptance, premiums will be allocated to the Fixed Account or Allianz Life Variable Account A ("Variable Account"), a separate account of the Company. The Variable Account is divided into Sub-Accounts. Each Sub-Account invests in one Fund of Franklin Valuemark Funds ("Trust"). The Trust is a series fund with twenty-three Funds, seventeen of which are currently available in connection with the Policy: the Money Market Fund, the High Income Fund, the Templeton Global Income Securities Fund, the U.S. Government Securities Fund, the Growth and Income Fund, the Income Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Natural Resources Securities Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund, and the Templeton Pacific Growth Fund. Prior to May 1, 1997, the Natural Resources Securities Fund was known as the Precious Metals Fund. See "Summary" and "Tax Status Diversification" for a discussion of owner control of the underlying investments in a variable life policy.



     The Owner of the Policy bears the complete investment risk for all amounts allocated to the Variable Account. The Cash Value and under certain circumstances, the Death Benefit of the Policy may increase or decrease depending on the investment experience of the Variable Account.

     IT MAY NOT BE ADVANTAGEOUS TO PURCHASE THE POLICY AS A REPLACEMENT FOR ANOTHER TYPE OF LIFE INSURANCE. IT ALSO MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE TO OBTAIN ADDITIONAL INSURANCE PROTECTION IF THE PURCHASER ALREADY OWNS ANOTHER FLEXIBLE PREMIUM LIFE INSURANCE POLICY.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


Dated: May 1, 1997

                  TABLE OF CONTENTS
                                                  PAGE
                                                  ----

DEFINITIONS....................................     1

SUMMARY........................................     2

THE COMPANY....................................     4

THE VARIABLE ACCOUNT...........................     4

FRANKLIN VALUEMARK FUNDS.......................     4
  General......................................     5
  Substitution of Securities...................     5

PREMIUM PAYMENTS...............................     5
  General......................................     5
  Planned Periodic Premiums....................     5
  Unscheduled Premiums.........................     6
  Grace Period.................................     6
  Reinstatement................................     6
  Allocation of Premium........................     7
  Dollar Cost Averaging........................     7


DEDUCTIONS AND CHARGES.........................     8
  Mortality and Expense Risk Charge............     8
  Administrative Charges.......................     8
  Insurance Risk Charges.......................     8
  Charges for Additional Benefit
     Riders....................................     9
  Surrender Charges............................     9
  Partial Surrender Fee........................    10
  Premium Taxes................................    10
  Transfer Fee.................................    10
  Income Tax Charge............................    10
  Fund Annual Expenses.........................    11


DEATH BENEFIT..................................    12
  Death Benefit................................    12
  Change in Death Benefit......................    12
  Change in Face Amount........................    12
     Face Amount Increase......................    12
     Face Amount Decrease......................    13
  Guaranteed Death Benefit Rider...............    13
  Accelerated Benefit Rider....................    14

POLICY ACCOUNT, CASH VALUE, NET CASH VALUE,
  TRANSFER RIGHTS AND SURRENDERS...............    14
  Policy Account...............................    14
  Method of Determining
     Sub-Account Values........................    14
  Cash Value, Net Cash Value...................    14
  Transfer Rights..............................    14


                                                  PAGE
                                                  ----

  Partial Surrenders...........................    15
  Full Surrenders..............................    16

LOAN PROVISIONS................................    16
  Policy Loans.................................    16
  Loan Interest Charged........................    16
  Loan Limit...................................    17
  Security.....................................    17
  Restrictions on Making Loans.................    17
  Repaying Policy Debt.........................    17
  Limit on Policy Debt.........................    17

OWNERSHIP......................................    17
  Transfer of Ownership........................    18
  Assignment...................................    18

BENEFICIARY PROVISIONS.........................    18

DELAY OF PAYMENTS..............................    18

MANAGEMENT OF THE COMPANY......................    19

TAX STATUS.....................................    20
  Introduction.................................    20
  Diversification..............................    20
  Tax Treatment of the Policy..................    21
  Policy Proceeds..............................    21
  Tax Treatment of Loans and Surrenders........    21
  Multiple Policies............................    22
  Tax Treatment of Assignments.................    22
  Qualified Plans..............................    22


VARIABLE ACCOUNT VOTING
  PRIVILEGES...................................    23
  Disregard of Voting Instructions.............    23


DISTRIBUTION OF THE POLICY.....................    23

REPORTS TO OWNERS..............................    23

LEGAL PROCEEDINGS..............................    24

EXPERTS........................................    24

LEGAL OPINIONS.................................    24

FINANCIAL STATEMENTS...........................    24


APPENDIX A -- ILLUSTRATION OF
  POLICY VALUES................................    77

                                  DEFINITIONS

Annual Guaranteed Coverage Premium. The Annual Guaranteed Coverage Premium is equal to twelve times the Guaranteed Coverage Premium.

Beneficiary, Contingent Beneficiary. The person or persons who will receive any death benefit proceeds. The Primary Beneficiary and the Contingent Beneficiary, if any, are named in the application, unless changed. The Contingent Beneficiary, if any, will become the Beneficiary should the Primary Beneficiary die prior to the date of death of the Insured.

Cash Value. The Policy Account minus the Surrender Charge.

Company. Allianz Life Insurance Company of North America.

Death Benefit. The amount to be paid to the Beneficiary upon the death of the Insured.

Eligible Investment. Those investments available under the Policy.

Face Amount of Insurance. The amount of coverage chosen by the Owner used to determine the Death Benefit. The minimum Face Amount is $100,000.

Fixed Account. The Company's general investment account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.

Guaranteed Coverage Premium. The Guaranteed Coverage Premium is a monthly target premium amount which will vary by the issue age, sex, and underwriting classification of the Insured as well as the amount and type of coverage involved. There is a distinct Guaranteed Coverage Premium for the base policy (death benefit) as well as each rider attached to the base policy.

Insurance Risk Amount. The excess of the Death Benefit over the Policy Account.

Insured. The person whose life is covered by the Policy. The Insured is named on the Coverage Page of the Policy.

Issue Date. The date when the Insured's life is covered under the Policy. The Issue Date is shown on the Coverage Page of the Policy.

Maturity Benefit. An amount equal to the Policy Account less any outstanding Policy Debt. This amount will be paid to the Owner on the Maturity Date.

Maturity Date. The last date on which premiums can be paid and coverage continued under the Policy.

Net Cash Value. The Cash Value minus any Policy Debt.

Owner. The person having all rights under the Policy. The Owner as of the Issue Date is named on the Coverage Page of the Policy.

Policy Account. The sum of the amounts in the Fixed Account and in the Sub-Accounts of the Variable Account under the Policy.

Policy Debt. The total of any outstanding loans made on the Policy, including interest paid in advance for the current Policy Year.

Policy Month. The first Policy Month starts on the Issue Date. Future Policy Months start on the same day in each subsequent month, known as a Monthly Anniversary Date.

Policy Year, Policy Anniversary. The first Policy Year starts on the Issue Date. Future Policy Years start on the same day and month in each subsequent year, known as a Policy Anniversary.

Reallocation Date. The date thirty (30) days after the Policy is released to an active status in the Company's processing system.

Service Office. The Company's ValueLife Service Center shown on the cover page.

Sub-Account. A segment of the Variable Account. Each Sub-Account is invested in shares of a Fund of an Eligible Investment.

Surrender Charge Premium. The Surrender Charge Premium is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The Surrender Charge Premium will vary with the issue age, sex, and smoking classification of the Insured as well as the face amount of the base policy.

Total Guaranteed Coverage Premium. The Total Guaranteed Coverage Premium is the sum of the Guaranteed Coverage Premium of the base policy and the Guaranteed Coverage Premium of any riders attached to the base policy. During the first ten years after the policy is issued the Total Guaranteed Coverage Premium is used in the calculation of the Minimum Required Premium to keep the policy in force.

Valuation Date. The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period. The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account. A separate account maintained by the Company into which premiums for the Policy and certain other policies are allocated. The Variable Account has been designated "Allianz Life Variable Account A".

                                    SUMMARY

THE POLICY

     The Policy described in this Prospectus is a flexible premium variable life insurance policy. The Policy is "flexible" because unlike the fixed premium and benefits of an ordinary whole life insurance policy, the frequency and amount of premium payments can vary, the Owner can choose between death benefit options and can increase or decrease the amount of insurance coverage, all within the same policy of insurance.

     The Policy is "variable" because the Policy Account, when allocated to the Variable Account, and under certain circumstances the death benefit under the Policy, may increase or decrease depending upon the investment results of the selected Eligible Investments or Portfolios within an Eligible Investment.

     There are two death benefit options: Option A and Option B. If Death Benefit Option A is in effect, the Death Benefit is the greater of the total Face Amount at the beginning of the Policy Month when the death occurs or the Policy Account on the date of death multiplied by the applicable factor. Under this option, the amount of the Death Benefit is fixed, except when it is determined by such a percentage. If Death Benefit Option B is in effect, the Death Benefit is the greater of the total Face Amount at the beginning of the Policy Month when the death occurs plus the Policy Account on the date of death or the Policy Account on the date of death multiplied by the applicable factor. Under this option, the amount of the Death Benefit is variable. The Owner may change the death benefit option which was selected.

     During the life of the Insured, the Owner can surrender the Policy for all or part of its Net Cash Value.

     The Owner may obtain a Policy Loan, using the Policy Cash Value as security.

     The Company makes available a number of riders that can be elected to meet a variety of needs of the Insured. See "Death Benefit" section for a description of the Guaranteed Death Benefit Rider and the Accelerated Benefit Rider.

     The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"). However, the law in this regard is very complex and unclear. While every attempt has been made to comply, there is the risk that the Internal Revenue Service will not concur with the Company's interpretations of Section 7702 that were made in determining such compliance. Furthermore, under certain circumstances, the Policy could be treated as a "modified endowment contract" under Section 7702A of the Code. For a further discussion, see "Tax Status -- Tax Treatment of the Policy."

THE VARIABLE ACCOUNT

     The Variable Account is a separate account of the Company which was established to hold the investments which underlie the Policy. The Variable
Account is divided into Sub-Accounts. Each of the Sub-Accounts is invested solely in the shares of one of the Funds of the Trust. (See "Franklin Valuemark Funds.")

     The Treasury Department has indicated that guidelines may be forthcoming under which a variable life insurance policy will not be treated as life insurance for tax purposes if the Owner of the Policy has excessive control over the investments underlying the Policy. The issuance of such guidelines may require the Company to impose limitations on the Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Tax Status -- Diversification.")

DEDUCTIONS AND CHARGES

     The Company makes certain deductions from premiums, the Policy Account and from the assets of the Variable Account. These deductions are made for premium taxes, for mortality and expense risks, for administrative expenses, for sales charges and for providing life insurance protection. These deductions can be summarized as follows:

          Charge for Premium Taxes. This charge is for state and local premium taxes and is deducted from each premium payment. The charge is equal to 2.5% of each premium payment and approximates the average expenses to the Company associated with premium taxes. See "Deductions and Charges -- Premium Taxes."

          Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of the average daily net assets of each Sub-Account and is deducted from the Sub-Account on each Valuation Date. The current risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-Account.

          Administrative Charges. These charges are equal to:

               a) on an annual basis, 0.15% of the average daily net assets of each Sub-

          Account and is deducted from the Sub-Account on each Valuation Date; plus

               b) $20 per Policy Month for the first Policy Year, and $9 per Policy Month guaranteed thereafter. Currently, the charge is $5 per Policy Month after the first Policy Year. These amounts are deducted from the Policy Account on the Monthly Anniversary Date.

          Charges for Additional Benefit Riders. The amount of the charge, if any, each Policy Month for additional benefit riders is determined in accordance with the rider and is shown on the Coverage Page of the Policy.

          Insurance Risk Charge. On each Monthly Anniversary Date, the Company deducts from the Policy Account the cost of insurance for the next Policy Month. This charge provides death benefit protection for the following Policy Month.

          Surrender Charges. A Surrender Charge may be deducted in the event of a full or partial surrender. The Surrender Charges contain: a Deferred Administrative Expense and a Deferred Sales Load. The Deferred Administrative Expense is $5.00 per $1,000 of Face Amount of Insurance for the first three Policy Years, then grades linearly to zero over Policy Years 4 through 13. The Deferred Sales Load is the lesser of 30% of the Surrender Charge Premium, plus 5% of all premiums over the Surrender Charge Premium (SCP), or the following percentage of SCP.


     YEARS                                   % OF SCP
     -----                                   --------
     1-8..................................      65%
      9...................................      60%
     10...................................      55%
     11...................................      44%
     12...................................      33%
     13...................................      22%
     14...................................      11%
     15+..................................       0%


          The Surrender Charge Premium (SCP) is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The SCP will vary with the issue age, sex, and smoking classification of the Insured as well as the face amount of the base policy.

          For some higher issue ages, the Standard Non-Forfeiture Law of the state where the Policy is delivered may limit Surrender Charges to amounts less than those defined above. A Surrender Charge may also be deducted in the event of a decrease in Face Amount.

          Partial Surrender Fee. If the Owner surrenders only a portion of the Net Cash Value at any time during the Insured's lifetime, there is an administrative fee assessed which is currently equal to the lesser of $25 or 2% of the Partial Surrender Amount. A Partial Surrender that does not exceed 10% of the Net Cash Value may be made once each Policy Year without incurring a Surrender Charge or the Partial Surrender Fee.

          Transfer Fee. The Owner may transfer values from one Sub-Account to another or to or from the Fixed Account. The first 12 transfers in a Policy Year are free. The fee for each additional transfer is the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not counted.


          Other Expenses. The managers and fund administrators for the Trust are paid fees for their services based upon each Fund's net assets. (See "Deductions and Charges -- Fund Annual Expenses" in this Prospectus and the Prospectus for the Trust).


RIGHT TO EXAMINE

     The Policy may be cancelled by returning it with a written request for cancellation to the Company at its ValueLife Service Center by the later of: (a) the 20th day after the Owner receives it; or (b) the 45th day after the application was signed. If this is done, the Company will refund any premium paid. Prior to the Reallocation Date, premiums will be allocated to the Money Market Sub-Account. On the Reallocation Date, the amount in the Money Market Sub-Account will be allocated to the Sub-Accounts of the Variable Account and to the unloaned portion of the Fixed Account according to the allocation percentages on the application. This transfer does not count in determining the applicability of the transfer fee. The Reallocation Date is the date 30 days after the Policy is released to an active status in the Company's processing system.

CHANGE IN PLAN

     The Owner may exchange the Policy for a similar one for another plan of insurance. Any such change of plan is subject to the Company's approval and the requirements and payment it may determine.

                                  THE COMPANY

     Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.


     NALAC Financial Plans, LLC is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter of the Policy. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Policies.


     The Company provides administration for the Policy at its ValueLife Service
Center: 2323 Bryan Street, Dallas, TX 75201 or P.O. Box 219066, Dallas, TX 75221, (800) 525-7330.

                              THE VARIABLE ACCOUNT


     The Board of Directors of the Company established the Variable Account on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").


     The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other policy liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Policies, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Policies are general corporate obligations.

     The Variable Account meets the definition of a "separate account" under the federal securities laws.

     The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one of the Funds of Franklin Valuemark Funds.

                            FRANKLIN VALUEMARK FUNDS


     Each of the Sub-Accounts of the Variable Account is invested solely in the shares of one of the Funds of Franklin Valuemark Funds ("Trust"). The Trust is comprised of twenty-three Funds, seventeen of which are currently available in connection with the Policies described in this Prospectus. The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Fund and a discussion of potential risks are found in the prospectus for the Trust which is included with this Prospectus.


     PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


     Franklin Advisers, Inc., serves as each Fund's (except the Rising Dividends Fund, the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund and the Mutual Shares Securities Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Mutual Shares Securities Fund is Franklin Mutual Advisers, Inc. Franklin Advisory Services, Inc. is the investment manager for the Rising Dividends Fund. All investment managers and subadvisers are referred to collectively as "Managers."


     The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control, direction, and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more subadvisers.

     Franklin Templeton Services, Inc. ("Fund Administrator"), provides certain administrative facilities and services for the Funds.

     Franklin Templeton Investor Services, Inc., also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

The following Funds are available:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME

  Money Market Fund

FUNDS SEEKING CURRENT INCOME


  High Income Fund
  Templeton Global Income Securities Fund
  U.S. Government Securities Fund


FUNDS SEEKING GROWTH AND INCOME

  Growth and Income Fund
  Income Securities Fund
  Mutual Shares Securities Fund
  Real Estate Securities Fund
  Rising Dividends Fund
  Templeton Global Asset Allocation Fund
  Utility Equity Fund

FUNDS SEEKING CAPITAL GROWTH


  Natural Resources Securities Fund
    (formerly, Precious Metals Fund)
  Small Cap Fund
  Templeton Developing Markets Equity Fund
  Templeton Global Growth Fund
  Templeton International Equity Fund
  Templeton Pacific Growth Fund


GENERAL

     There is no assurance that the investment objectives of any of the Funds will be met. Owners bear the complete investment risk for Policy Account values allocated to a Sub-Account.

     Additional Funds and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Policy. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company.

     Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

SUBSTITUTION OF SECURITIES

     If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or if, in the judgment of the Company, the substitution of shares of any Fund for another would be in the best interests of Policy Owners in view of the purpose of the Policy, the Company may substitute shares of another Eligible Investment (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                                PREMIUM PAYMENTS

GENERAL

     The initial premium for a Policy is due before the Company will deliver the Policy. Before the Company will deliver a Policy, the application and the premium must be in good order as determined by the Company's administrative rules.

PLANNED PERIODIC PREMIUMS

     Planned periodic premiums may be paid annually, semi-annually, quarterly or monthly. The Owner selects the planned periodic premium and payment interval at the time of application. The Owner may change the amount and frequency of premiums. The Company has the right to limit the amount of any increase. Each premium after the initial premium must be at least $25 ($50 in Maryland). Except in Maryland, the Company may increase this minimum limit 90 days after it sends the Owner a written notice of such increase.

UNSCHEDULED PREMIUMS

     Additional unscheduled premium payments can be made at any time while the Policy is in force. The Company has the right to limit the number and amount of such premium payments. In order to preserve the favorable tax status of the Policy, the Company may limit the amount of premiums paid and may return any premiums that exceed the limits under the tax laws of the United States.

GRACE PERIOD

     During the first 10 Policy Years (5 Policy Years in Massachusetts), a grace period begins on the Monthly Anniversary Date when:

       o the Net Cash Value is not large enough to cover the monthly deduction made on that date; and

       o adjusted premium payments are less than Accumulated Guaranteed Coverage Premiums.

     Adjusted premium payments as of a Monthly Anniversary Date equal:

       o total premiums  the Company  has received on or before that date; minus

       o any partial surrenders the Owner has made on or before that date, and any Policy Debt.

     Accumulated Guaranteed Coverage Premiums as of a Monthly Anniversary Date equal:

       o the Total Guaranteed Coverage Premium; multiplied by

       o one plus the number of months the Policy has been in force as of that Monthly Anniversary Date.

     If the same Total Guaranteed Coverage Premium has not been in effect every month during this period, Accumulated Guaranteed Coverage Premiums will be based on the different premiums that were in effect and the number of months for which each applied.

     After the first 10 Policy Years (5 Policy Years in Massachusetts), a grace period begins on the Monthly Anniversary Date when the Net Cash Value is not large enough to cover the monthly deduction made on that date.

     The Company will continue the Policy in effect for 61 days after a grace period begins. If the Insured dies during a grace period, the Company will deduct the premium that would have been required to keep the Policy from terminating at the end of the grace period, as described below, from the amount it would otherwise pay.

     The Policy will terminate without value at the end of a grace period unless the Company receives a premium large enough to keep the Policy from terminating at the end of that grace period, as described below, before the grace period ends. This premium must also meet the minimum premium requirements.

     During the first 10 Policy Years (5 Policy Years in Massachusetts), the premium required to keep the Policy from terminating at the end of a grace period equals the lesser of:

       o three monthly deductions; or

       o Accumulated Guaranteed Coverage Premiums for the Monthly Anniversary Date when the grace period began minus adjusted premium payments as of that date.

     After the first 10 Policy Years (5 Policy Years in Massachusetts), the premium required to keep the Policy from terminating at the end of a grace period equals three monthly deductions.

     The Company will notify the Owner in writing at least 31 days before a grace period ends. The notice will show how much must be paid to keep the Policy from terminating at the end of that grace period. The Company will send the notice to the Owner's last known address on file.

REINSTATEMENT

     The Policy may be reinstated (coverage restored) anytime within five years after it has terminated at the end of a grace period. To reinstate the Policy the Owner must:

       o submit an application for reinstatement;

       o submit proof satisfactory to the Company that the Insured is still insurable at the risk classification that applies for the latest Face Amount portion then in effect;

       o pay or agree to reinstatement of any Policy Debt; and

       o pay the premium required to reinstate the Policy.

     The premium required to reinstate the Policy equals the total of the following amounts:

       o the amounts that would have been required for the Policy to continue in force without entering a grace period for each month during the grace period at the end of which it terminated; and

       o the amount that will be required for the Policy to continue in force without entering a grace period for the next 3 months after the reinstatement date.

     The reinstatement date will be the Monthly Anniversary Date on or following the day the Company approves the application for reinstatement. The Policy Account on the reinstatement date will be equal to the Policy Account on the Monthly Anniversary Date when the grace period ended. The Surrender Charge on the reinstatement date will be equal to the Surrender Charge on the Monthly Anniversary Date when the grace period ended.

     The Policy may not be reinstated after:

       o it has been surrendered for its Net Cash Value; or

       o the Insured's Death; or

       o the Maturity Date.

ALLOCATION OF PREMIUM


     The premium is allocated to the Fixed Account or one or more of the Sub-Accounts of the Variable Account as selected by the Owner. Prior to the Reallocation Date, the initial premium is allocated to the Money Market Sub-Account.

     On the Reallocation Date, the Policy Account will be allocated to one or more of the Sub-Accounts in accordance with the premium allocation on record. This allocation is not deemed to be a transfer subject to the transfer fee provision (see "Transfer Fee"). The Company reserves the right to limit the number of investment options (seventeen Funds and the Fixed Account) that an Owner may invest in at any one time. Currently, the Owner may only be invested in a maximum of seven investment options at any one time throughout the life of the Policy.


DOLLAR COST AVERAGING


     Dollar Cost Averaging is a program which, if elected, enables an Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account or the U.S. Government Securities Sub-Account to the Policy's other Sub-Accounts (maximum of five) at regular intervals. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations.

     Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All dollar cost averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account or the U.S. Government Securities Sub-Account. When utilizing the Dollar Cost Averaging program, an Owner must be invested in either the Money Market Sub-Account or the U.S. Government Securities Sub-Account and may be invested in a maximum of five of the other Sub-Accounts.

     Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or the U.S. Government Securities Sub-Account (as applicable) is insufficient to complete the next transfer; (3) the Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfer scheduled to take effect that month; or
(4) the Policy is terminated. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged.

                             DEDUCTIONS AND CHARGES

     Deductions under the Policy will be made as follows:

MORTALITY AND EXPENSE RISK CHARGE

     The Company deducts a Mortality and Expense Risk Charge from each Sub-Account on each Valuation Date. This risk charge is guaranteed not to exceed, on an annual basis, 0.90% of the average daily net assets of the Sub-Account. The current risk charge is equal, on an annual basis, to 0.60% of the average daily net assets of each Sub-Account. This risk charge compensates the Company for assuming the mortality and expense risks under the Policy. The mortality risk assumed by the Company is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by the Company is that actual expenses may be greater than those assumed. The Company is responsible for all administration of the Policy and the Variable Account. The Company expects to profit from this charge.

ADMINISTRATIVE CHARGES

     The Company deducts Administrative Charges from each Sub-Account on each Valuation Date and from the Policy Account on each Monthly Anniversary Date. The asset-based charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Sub-Account. The Policy charge is equal to $20 per Policy Month for the first Policy Year and $9 per Policy Month guaranteed thereafter. Currently, the charge is $5 per Policy Month after the first Policy Year. This charge reimburses the Company for expenses incurred in the administration of the Policies and the Variable Account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Policy Owner servicing and all accounting, valuation, regulatory and updating requirements.


INSURANCE RISK CHARGES

     The insurance risk charge for each Policy Month equals the total of the insurance risk charges for that month for each Face Amount portion then in effect. To determine the insurance risk charge for a Face Amount portion for a Policy Month the Company multiplies:

       o the Insurance Risk  Amount for the Face  Amount portion for that month;
         by

       o the cost of insurance rate that applies to the Face Amount portion for that month.

     The Insurance Risk Amount for a Face Amount portion for a Policy Month equals the excess of:

       o the Death Benefit associated with that Face Amount portion; over

       o the amount of the beginning Policy Account, before the monthly deduction for the month is subtracted, applied to reduce the risk amount for that Face Amount portion.

     If Death Benefit Option B is in effect, the beginning Policy Account is attributed to the Initial Face Amount in determining the Death Benefit associated with each Face Amount portion.

     The amount of the Death Benefit based on the beginning Policy Account may exceed the sum of the Face Amount portions and any beginning Policy Account attributed to the Initial Face Amount. The excess will be attributed to the most recent Face Amount portion then in effect in determining the Death Benefit associated with each Face Amount portion.

     The beginning Policy Account is applied, first, to reduce the risk amount for the Initial Face Amount. Any beginning Policy Account in excess of the Initial Face Amount is then applied to reduce the risk amount for the first Face Amount increase portion in an amount up to that Face Amount portion. Remainders are successively applied to reduce the risk amount for the following Face Amount increase portions in the order of the increases until the entire Policy Account has been applied.

     The cost of insurance rate for a Face Amount portion for a Policy Month equals the sum of:

       o the standard cost of insurance rate for that month from the table of standard cost of insurance rates declared by the Company's Board of Directors (the declared standard cost of insurance rate); and

       o an additional rate for any extra mortality risk classification that applies for the Face Amount portion as shown on the Coverage Page of the Policy, or the supplement to the Coverage Page if the Face Amount has been changed.

     The additional rate for an extra mortality risk classification for any Policy Month equals the amount of extra mortality that the risk classification represents for that month.

     The total cost of insurance rate for a Policy Month will be uniform for all Face Amount portions that:

       o are in the same Face Amount band, sex, and risk classification;

       o take effect when the Insureds are the same age; and

       o have been in force the same length of time.

     The Company may change the declared cost of insurance rates from time to time based on its expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change the Company makes will apply to all Face Amount portions in the same risk classification.

     The declared standard cost of insurance rates for each Policy Month will not be more than the amount shown in the table contained in the Policy. The table is based on the Insured's age at his or her last birthday at the beginning of each year (attained age), the Insured's sex and whether or not the Insured has qualified for the non-smoker classification. For the Initial Face Amount, the Insured's attained age is determined at the beginning of each Policy Year. For each Face Amount increase, attained age is determined at the beginning of each Policy Year measured from the date the increase took effect.

     Since the mortality tables used with the Policy distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. The Company will offer the Policy based upon unisex mortality tables where required.

CHARGES FOR ADDITIONAL BENEFIT RIDERS

     The amount of the charge, if any, each Policy Month for additional benefit riders is determined in accordance with the rider and is shown on the Coverage Page of the Policy.

SURRENDER CHARGES

     A Surrender Charge may be deducted in the event of a full or partial surrender. The Surrender Charge consists of two parts: a Deferred Administrative Expense and a Deferred Sales Load. The Deferred Administrative Expense is $5.00 per $1,000 of Face Amount of Insurance for the first three Policy Years, then grades linearly to zero over Policy Years 4 through 13. The Deferred Sales Load is the lesser of 30% of the Surrender Charge Premium, plus 5% of all premiums over the Surrender Charge Premium (SCP), or the following percentage of SCP.

YEARS                                         % OF SCP
-----                                         --------
1-8........................................      65%
 9.........................................      60%
10.........................................      55%
11.........................................      44%
12.........................................      33%
13.........................................      22%
14.........................................      11%
15+........................................       0%

     The Surrender Charge Premium (SCP) is equal to the Annual Guaranteed Coverage Premium for the base policy death benefit coverage of a standard mortality risk. The SCP will vary with the issue age, sex, and smoking classification of the Insured as well as the face amount of the base policy.

     For some higher issue ages, the Standard Non-Forfeiture Law of the state where the Policy is delivered may limit Surrender Charges to amounts less than those defined above.

     The Surrender Charge may also be deducted in the event of a decrease in Face Amount.

     The Surrender Charge at any time during the first Policy Year equals the Surrender Charge at the end of the year. The Surrender Charge during any subsequent Policy Year will be calculated based on end of year Surrender Charges and the portion of the year that has been completed.

     When the Policy terminates, the Policy Account may be less than the Surrender Charge. If so, the Owner will not have to pay the difference.

If the Policy is reinstated, the Surrender Charge will also be reinstated.

PARTIAL SURRENDER FEE

     If the Owner surrenders only a portion of the Net Cash Value at any time during the Insured's lifetime, there is an administrative fee assessed which is currently equal to the lesser of $25 or 2% of the Partial Surrender Amount. (See "Policy Account, Cash Value, Net Cash Value, Transfer Rights and Surrenders -- Partial Surrenders.") A Partial Surrender that does not exceed 10% of the Net Cash Value may be made once each Policy Year without incurring a Surrender Charge or the Partial Surrender Fee.

PREMIUM TAXES

     There is a charge for state and local premium taxes and it is deducted from each premium payment. The charge is equal to 2.5% of each premium payment and approximates the average expenses to the Company associated with premium taxes. Premium taxes currently imposed on the Policies range from 2% to 3.5% of premium payments. It is therefore possible that an Owner may be assessed a charge for premium taxes which is greater than the applicable charge in his or her state.

TRANSFER FEE

     The Owner may transfer values from one Sub-Account to another or to or from the Fixed Account. The first 12 transfers in a Policy Year are free. The fee for each additional transfer is currently the lesser of $25 or 2% of the amount transferred. Prescheduled automatic dollar cost averaging transfers are not counted nor is the transfer of the initial premium at the end of the free look period.


INCOME TAX CHARGE

     The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operation of the Sub-Accounts of the Variable Account. The Company reserves the right to assess a charge for such taxes against the Sub-Accounts if the Company determines that such taxes will be incurred.

FUND ANNUAL EXPENSES

     There are deductions from and expenses paid out of the assets of the Funds which are summarized below. The Management and Fund Administration Fees for each Fund are based on a percentage of that Fund's net assets. See "Franklin Valuemark Funds" in this Prospectus and "Management" in the Trust prospectus.

     The "Management and Fund Administration Fees" below include investment advisory and other management and administrative fees not included as "Other Expenses" that were paid to the Managers and Fund Administrators to the Trust for the 1996 calendar year except for Funds with fee waivers/expense reductions or newer Funds without a full year of operations as of December 31, 1996 (see explanatory footnotes below).

                                                                    MANAGEMENT
                                                                     AND FUND            OTHER       TOTAL ANNUAL
                                                               ADMINISTRATION FEES1     EXPENSES       EXPENSES
                                                               ---------------------    --------    --------------
Money Market Fund2..........................................          .51%                 .02%           .53%
Growth and Income Fund......................................          .48%                 .02%           .50%
Natural Resources Securities Fund3..........................          .60%                 .05%           .65%
Real Estate Securities Fund.................................          .55%                 .02%           .57%
Utility Equity Fund.........................................          .47%                 .03%           .50%
High Income Fund............................................          .52%                 .02%           .54%
Templeton Global Income Securities Fund.....................          .56%                 .05%           .61%
Income Securities Fund......................................          .47%                 .03%           .50%
U.S. Government Securities Fund.............................          .49%                 .02%           .51%
Rising Dividends Fund.......................................          .75%                 .01%           .76%
Templeton International Equity Fund.........................          .81%                 .08%           .89%
Templeton Pacific Growth Fund...............................          .89%                 .10%           .99%
Templeton Global Growth Fund................................          .88%                 .05%           .93%
Templeton Developing Markets Equity Fund....................         1.25%                 .24%          1.49%
Templeton Global Asset Allocation Fund......................          .80%                 .06%           .86%
Small Cap Fund..............................................          .75%                 .02%           .77%
Mutual Shares Securities Fund4..............................          .75%                 .10%           .85%
------------------

1 The Fund Administration Fee is a direct expense for the Templeton Global Asset
  Allocation Fund and the Mutual Shares Securities Fund; other Funds pay for similar services indirectly through the Management Fee. See "Management" in the Trust Prospectus for further information regarding Management and Fund Administration Fees.

2 Franklin Advisers, Inc. agreed in advance to waive a portion of its Management
  Fee and to make certain payments to reduce expenses of the Money Market Fund during 1996 and is currently continuing this arrangement in 1997. This arrangement may be terminated at any time. With this reduction, actual Management Fees and Total Annual Expenses of the Money Market Fund for 1996 were 0.41% and 0.43%, respectively of the average daily net assets of the Fund.

3 Prior to May 1, 1997, the Natural  Resources  Securities Fund was known as the
  Precious Metals Fund.

4 The Mutual Shares Securities Fund commenced operations November 8, 1996. The expenses shown are estimated expenses for the Fund for 1997.

                                 DEATH BENEFIT

DEATH BENEFIT

     The amount of the Death Benefit depends on the total Face Amount, the Policy Account on the date of the Insured's death and the Death Benefit option (Option A or Option B) in effect at that time.

     The total Face Amount is the sum of all of the Face Amount portions. The Initial Face Amount and each Face Amount increase still in effect are Face Amount portions. The Initial Face Amount and the Death Benefit option in effect on the Issue Date are shown on the Coverage Page of the Policy.

     Option A. The amount of the Death Benefit under Option A is the greater of:

       o the total Face Amount at the beginning of the Policy Month when the death occurs; or

       o the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors contained in the Policy.

     Option B. The amount of the Death Benefit under Option B is the greater of:

       o the total Face Amount at the beginning of the Policy Month when the death occurs plus the Policy Account on the date of death; or

       o the Policy Account on the date of death multiplied by the applicable factor from the Table of Death Benefit Factors.

CHANGE IN DEATH BENEFIT

     The Owner may change the Death Benefit option after the Policy has been in force for at least one year, subject to the following requirements:

       o the Owner must request the change in writing;

       o once the Death Benefit option has been changed, it cannot be changed again for the next three years;

       o if Death Benefit Option A is to be changed to Option B, the Owner must submit proof satisfactory to the Company that the Insured is still insurable at the risk classification that applies for the Initial Face Amount as shown on the Coverage Page of the Policy. The Face Amount will not change; and

       o if Death Benefit Option B is changed to Option A, the Face Amount will be increased by an amount equal to the Policy Account on the date of the change. The risk classification for the last Face Amount portion to go into effect which is still in force will apply to the Face Amount increase. This increase will not result in any increase in premiums, expense charges or Surrender Charges.

     Any change in a Death Benefit option will take effect on the Monthly Anniversary Date on or following the date the Company approves the request for the change.

CHANGE IN FACE AMOUNT

     The Owner may change the Face Amount of the Policy on any Monthly Anniversary Date after the Policy has been in force at least one year, subject to the following requirements. Once the Face Amount has been changed, it cannot be changed again for the next twelve months.

     Face Amount Increase. To increase the Face Amount the Owner must:

       o submit an application for the increase;

       o submit proof satisfactory to the Company that the Insured is an insurable risk; and

       o pay any additional premium which is required.

     The Face Amount can only be increased before the Insured reaches age 81. Each Face Amount increase must be at least as large as the Minimum Face Amount Increase (currently $25,000). A Face Amount increase will take effect on the Monthly Anniversary Date on or following the day the Company approves the application for the increase.

     The risk classification that applies for any Face Amount increase may be different from the risk classification that applies for the Initial Face Amount.

     The following changes will be made to reflect the increase:

       o the Guaranteed Coverage Premium will be increased.

       o the Monthly Administrative Charge will increase to $20 per month for the twelve months following the increase.

       o additional Surrender Charges equal to the Face Amount increase (in $1,000's) multiplied by the Surrender Charge Factors will apply for 13 years following the increase.

     The Company will furnish a supplement to the Coverage Page of the Policy that shows:

       o the risk classification and the amount of the increase; and

       o the values for the changes described above.

     Face Amount Decrease. The Owner must request in writing any decrease in the Face Amount. The decrease will take effect on the later of:

       o the Monthly Anniversary Date on or following the day the Company receives the Owner's request for the decrease; or

       o the Monthly Anniversary Date one year after the last change in Face Amount was made.

     A Face Amount decrease will be used to reduce any previous Face Amount increases which are then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the Initial Face Amount. The Company will not permit a Face Amount decrease that would reduce the Initial Face Amount below the Minimum Face Amount, currently $100,000.

     The Guaranteed Coverage Premium will be reduced to reflect the Face Amount decrease. The new Guaranteed Coverage Premium will be shown on a supplement to the Coverage Page of the Policy.

     The Company will deduct a charge from the Policy Account when the Face Amount is decreased. The maximum charge the Company will deduct each time the Face Amount is decreased is the lesser of:

       o the total of the current Surrender Charge for the amount of each Face Amount portion reduced; or

       o the Policy Account when the decrease is made.

     The charge will be deducted for each Face Amount portion reduced, starting with the charge for the first Face Amount portion reduced, and continuing in the same order in which the reductions are made until the charge is completely deducted.

     Future Surrender Charges will be reduced proportionately for any charges deducted. After the Face Amount is decreased, the Surrender Charges for each Face Amount portion for which a charge is deducted will be equal to the Surrender Charges shown for that Face Amount portion on the Coverage Page of the Policy, or in the supplement to the Coverage Page, multiplied by the ratio of:

       o the amount of the Surrender Charge in effect for the Face Amount portion at the time the charge is deducted minus the amount of the charge deducted for the Face Amount portion; divided by

       o the amount of the Surrender Charge in effect for the Face Amount portion at the time the charge is deducted.

GUARANTEED DEATH BENEFIT RIDER

     The Owner can elect a Guaranteed Death Benefit Rider. This Rider provides that the Policy will remain in force to attained age 95 for Death Benefit Option A Policies and to attained age 80 for Death Benefit Option B Policies, regardless of the performance of the underlying Fund, so long as the minimum required premium is paid. The premium required is significantly higher than the minimum premium required to issue the Policy and to keep it in force. There is an additional charge for this benefit, currently $0.01 per $1000 of Face Amount per Policy Month. A Policy cannot have both the Guaranteed Death Benefit Rider and any of the following riders:

       o Insured Term Rider

       o Spouse Term Rider

ACCELERATED BENEFIT RIDER


     The Owner can elect the Accelerated Benefit Rider. This rider provides that the Owner may elect to receive some of the death benefit proceeds of the Policy if the Insured is suffering from a terminal illness, as defined in the rider. Death Benefits, Cash Values, if any, and Loan Values, if any, will be reduced if a benefit is paid pursuant to this rider. There is an administrative charge for this benefit which is guaranteed not to exceed the lesser of $1,000 or 2% of the benefit. This limit may vary depending on the state in which the Policy was purchased. The current administrative charge is $150.


                          POLICY ACCOUNT, CASH VALUE,
                        NET CASH VALUE, TRANSFER RIGHTS
                                 AND SURRENDERS

POLICY ACCOUNT

     On the Issue Date, the beginning Policy Account equals:

       o the first premium paid less the charge for premium taxes, the initial Insurance Risk Charge and the initial charge for any additional benefit riders; minus

       o the monthly deduction for the first Policy Month.

     After the Issue Date the Policy Account equals the sum of the amounts in the Fixed Account and in the Sub-Accounts of the Variable Account under the Policy.

METHOD OF DETERMINING SUB-ACCOUNT VALUES

     Sub-Account values will fluctuate in accordance with the investment experience of the applicable underlying Fund held within the Sub-Account. In order to determine these Sub-Account values, the Company utilizes Sub-Account valuation units. The value of a unit applicable during any Valuation Period is determined at the end of that Period.

     When the first shares of the Funds were purchased for the Sub-Accounts, each Sub-Account valuation unit was valued at $10. The value of a unit within each Sub-Account on any Valuation Date thereafter is determined by dividing (a) by (b), where:

     (a) is equal to:

          1. the total value of the net assets in the Sub-Account; minus

          2. the daily Mortality and Expense Risk Charge; minus

          3. the daily charge for the asset-based Administrative Charge; plus or minus

          4. a charge or credit for any tax provision established for the Sub-Account.

     and (b) is the total number of units applicable to that Sub-Account at the end of the Valuation Period.

     A valuation unit may increase or decrease in value from Valuation Date to Valuation Date.

CASH VALUE, NET CASH VALUE

     The Cash Value equals:

          o the Policy Account; minus

          o the Surrender Charges.

     See "Deductions and Charges" regarding a description of the Surrender Charges.

     The Net Cash Value equals:

          o the Cash Value; minus

          o any Policy Debt.

     During the Insured's life the Owner may:

          o take loans based on the Cash Value;

          o make Partial Surrenders; or

          o surrender the Policy for its Net Cash Value.

TRANSFER RIGHTS

     At the Owner's request the Company will transfer amounts from the value in any Sub-Account of the Variable Account to one or more of the other Sub-Accounts of the Variable Account or to the Fixed Account. The minimum amount that can be transferred from the value in a Sub-Account of the Variable Account on any date is the lesser of the Minimum Transfer Amount (currently $500) or the value in that Sub-Account on that date. The Owner may transfer on any Policy Anniversary an amount from the unloaned value in the Fixed Account to one or more Sub-Accounts of the Variable Account. However, transfers will be made only if:

       o the Company receives such request at least 30 days before that Policy Anniversary; and

       o the amount requested is not more than the greater of 25% of the unloaned value in the Fixed Account on that Anniversary or the Minimum Transfer Amount.

     In no event will the Company transfer more than such unloaned value. The minimum amount that the Company will transfer from the value in the Fixed Account on any Policy Anniversary is the lesser of the Minimum Transfer Amount, currently $500, or the unloaned value in the Fixed Account on that date.

     Twelve transfers may be made in a Policy Year without the imposition of a charge. The Company may charge a transfer fee for additional transfers in a Policy Year. The current transfer fee is the lesser of $25 or 2% of the amount transferred. The Owner may tell the Company how much of such a transfer fee is to come from the unloaned value in the Fixed Account and from the values in each of the Sub-Accounts of the Variable Account. If the Owner does not tell the Company, it will make such deduction based on the proportions that the unloaned values in the Fixed Account and the value in the Sub-Accounts of the Variable Account bear to the total unloaned value in the Policy Account.


     Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific premium allocation request for any person whose transactions seem to follow a timing pattern.


     An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.

PARTIAL SURRENDERS

     The Owner may make a partial surrender from the Net Cash Value at any time during the Insured's life and before the Policy has terminated. The Minimum Partial Surrender Amount is currently $500. The Partial Surrender may not exceed the Net Cash Value, less $300.


     The Company will assess a Partial Surrender Fee when a partial surrender is made. The maximum Partial Surrender Fee the Company will make is $50 and the current charge is the lesser of 2% of the Partial Surrender Amount or $25. In addition, a Surrender Charge may be assessed on the amount surrendered. See "Surrender Charges" above. A Partial Surrender that does not exceed 10% of the Net Cash Value may be made once each Policy Year without incurring a Surrender Charge or the Partial Surrender Fee.


     When a partial surrender is made, the amount of the partial surrender, the Partial Surrender Fee and the Surrender Charge, if any, will be deducted from the Policy Account. The Owner elects how much of each partial surrender, Partial Surrender Fee and Surrender Charge is to come from the unloaned value in the Fixed Account and from values in each of the Sub-Accounts of the Variable
Account. If the Owner does not so elect, or if the Company cannot make the Surrender on the basis of the Owner's direction or those allocation percentages, the Company will make it based on the proportions that the unloaned value in the Fixed Account and unloaned values in the Sub-Accounts of the Variable Account bear to the total unloaned value in the Policy Account.

     The Face Amount will be reduced if Death Benefit Option A is in effect when a partial surrender is made. Such a reduction will be equal to the amount of the partial surrender minus the excess, if any, of:

       o the Death Benefit at the time the partial surrender is made; over

       o the Face Amount at the time the partial surrender is made.

     However, if the amount of the partial surrender is less than or equal to the excess described above, the Face Amount will not be reduced.

     Any Face Amount reduction will be used first to reduce any Face Amount increases then in effect starting with the latest increase and continuing in the reverse order in which the increases were made. If any of the reduction is left after all Face Amount increases have been reduced, it will be used to reduce the Initial Face Amount.

     The Company will not permit a partial surrender that would reduce the Face Amount below the minimum Face Amount (currently $100,000). The Company may limit the number of partial surrenders in a Policy Year, but this limit will not be less than one.

FULL SURRENDERS

     The Owner may completely surrender the Policy and receive the Net Cash Value anytime during the Insured's life and before the Policy has terminated.

     The full surrender will take effect on the later of:

       o the date the Company receives the Owner's written request for the surrender; or

       o the date the Owner requests, in writing, for the surrender to take effect.

     The Policy and all coverage under it will terminate at 12:01 a.m. at the Company's ValueLife Service Center on the date the surrender takes effect.

     Partial and full surrenders may have federal tax consequences (see "Tax Status").

                                LOAN PROVISIONS

POLICY LOANS

     The Company will loan money to the Owner at the loan interest rate the Company establishes for each Policy Year during which the loan is outstanding. The request by the Owner for a loan must be in writing.

     The Policy Loan will be divided into two parts, the Preferred Loan and the Non-Preferred Loan. A Preferred Loan may be made not more than once per Policy Year, beginning the later of the tenth Policy Anniversary or the anniversary following the Insured's 60th birthday. No more than 10% of the Cash Value of the Policy at the time of the loan may be made as a Preferred Loan. Any portion of a loan that is not a Preferred Loan is a Non-Preferred Loan.

     The Policy Loan must be allocated to the Fixed Account. If the Policy Loan requested exceeds the loan limit, the Owner may also request a transfer of values from the Sub-Accounts of the Variable Account to the Fixed Account, if such values are available. These values will be determined at the time of the request for transfer. If the Owner does not indicate the proportions of the Sub-Accounts to be transferred, the Company will make the transfers based on the proportions that the values in the Sub-Accounts of the Variable Account bear to the total unloaned value in the Policy Account.

     Policy loans may have federal tax consequences (see "Tax Status").

LOAN INTEREST CHARGED

     There may be a lower declared loan interest rate each year for the Preferred Loan than for the Non-Preferred Loan. The Company will determine the loan interest rates for a Policy Year at least 60 days before the Policy Year begins. The maximum annual loan interest rates the Company will use for Preferred and Non-Preferred Loans for a Policy (the maximum allowable rate) are the greater of:

       o the guaranteed interest rate for the Fixed Account shown on the Coverage Page of the Policy for a Policy Year (currently 3.5% for all Policy Years) plus 1%; or

       o Moody's Corporate Bond Yield Average, Monthly Average Corporates as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined.

     If Moody's Corporate Bond Yield Average, Monthly Average Corporates is no longer published on a timely basis, the Company will use a substantially similar average approved by the insurance department in the state where the Policy was delivered to determine the maximum allowable rate.

     If the maximum allowable rate for a Policy is at least 1/2% lower than the loan interest rate in effect for the previous Policy Year, the Company will decrease the loan interest rate to not more than the maximum allowable rate. If the maximum allowable rate for a Policy Year is at least 1/2% higher than either loan interest rate in effect for the previous Policy Year, the Company may increase either loan interest rate to not more than the maximum allowable rate. The Company will not use a loan interest rate for any Policy Year that exceeds 15%. The Company will notify the Owner as to the Preferred Loan and Non-Preferred Loan interest rates that apply at the time a new loan is made or when any Policy Debt is reinstated. If either loan interest rate that applies to an existing Policy Loan is increased, the Company will notify the Owner in writing at least 30 days before the new rate takes effect.

     When a loan is made, interest for the rest of the current Policy Year must be paid in advance. If interest is not paid when due, it will be added to the Policy Debt and allocated to the Fixed Account. The accumulation of Preferred Loans, together with interest on such loans, is the Preferred Debt. The accumulation of Non-Preferred Loans, together with interest on such loans, is the Non-Preferred Debt. Total Policy Debt is the sum of the Preferred Debt and the Non-Preferred Debt, and equals the total outstanding loan with interest. If the Total Policy Debt (including interest in advance) exceeds the Fixed Account, the Company will transfer values from the Sub-Accounts of the Variable Account to the Fixed Account if such values are available, based on the proportions that the values in the Sub-Accounts of the Variable Account bear to the total value of the Sub-Accounts of the Variable Account. The unpaid interest will then be treated as part of the Policy Debt and will bear interest at the loan rates.

LOAN LIMIT

     A loan may be for any amount which does not exceed the loan limit.

     The loan limit equals:

          o the Cash Value on the date the loan is made; minus

          o interest for the rest of the current Policy Year; minus

          o any existing Policy Debt.

SECURITY

     The Policy will be the only security for the loan.

RESTRICTIONS ON MAKING LOANS

     Loans will not be available during a grace period or after the Insured dies.

REPAYING POLICY DEBT

     The Policy Debt, or any part, may be repaid at any time as long as the Policy is in force. The Company has the right to not accept partial loan repayments for amounts less than $50. Any Policy Debt outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

     Repayments will be applied first to the Non-Preferred Debt Account, and then to the Preferred Debt Account, unless the Owner specifies differently.

     Repayments will be allocated to the Fixed Account and to the Sub-Accounts of the Variable Account based on the premium allocation schedule then in effect, unless a different allocation is requested.

     When there is Policy Debt outstanding, any payments received will be applied first as repayment of debt, rather than as premium, unless the Company is instructed otherwise.

LIMIT ON POLICY DEBT

     Total Policy Debt must not exceed the Cash Value. If Total Policy Debt, adjusted for any unearned loan interest, ever equals or exceeds the Cash Value, the Company can terminate the Policy. The Policy will terminate 61 days after the Company has mailed a written notice to the Owner and to anyone who is relying on the Policy as collateral security as shown on the Company's records. A notice will be sent to the last known address the Company has on file.

                                   OWNERSHIP

     The Owner, as of the Issue Date, is named on the Coverage Page of the Policy. The Owner may be the Insured or someone other than the Insured. If another person has become the Owner after the Issue Date, the Company will have a record of such change.

     During the Insured's life, the Owner may exercise any rights and receive all benefits described in the Policy.

     While the Insured is alive, the Owner may exercise all the rights of the Policy subject to the rights of:

     1. any assignee under an assignment filed with the ValueLife Service Center; and

     2. any irrevocably named Beneficiary.

TRANSFER OF OWNERSHIP


     The Owner may transfer ownership of the Policy. The Company will not be responsible for any payment it makes or other action the Company takes before a copy of the written transfer is received by it. The Company is not responsible for the validity of the transfer. The Company may require the Policy to record the transfer. This may be a taxable event. Owners should consult a tax adviser should they wish to change ownership of the Policy.


     The new Owner takes the Policy subject to all Policy Debt.

ASSIGNMENT


     The Owner may assign the Policy. A copy of any assignment must be filed with the ValueLife Service Center. The Company is not responsible for the validity of any assignment. If the Owner assigns the Policy, the Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions it may take before such assignment has been recorded at the Company's ValueLife Service Center. This may be a taxable event. Owners should consult a tax adviser should they wish to assign the Policy.


                             BENEFICIARY PROVISIONS

     The Company will pay any Death Benefit proceeds to the Primary Beneficiary. Contingent Beneficiaries may be named to receive the proceeds if the Primary Beneficiary dies before the Insured. If no named Beneficiary is living when the Insured dies, the proceeds will be paid to the Owner or the Owner's estate.

     Primary and Contingent Beneficiaries are as named in the application, unless changed by the Owner. The Beneficiaries may be changed by the Owner at any time during the Insured's life. To change a Beneficiary, a written request must be made to the Company. The Company may require the Policy to record the change. The request will take effect when signed, subject to any action the Company takes before receiving it.

     One or more irrevocable Beneficiaries may be named. An irrevocable Beneficiary is one whose rights cannot be reduced or destroyed without his or her consent.

     If a Beneficiary is a minor, the Company will make payment to the guardian of his or her estate. The Company may require proof of age of any Beneficiary.

     Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

                               DELAY OF PAYMENTS

     The Company will generally pay Policy proceeds within seven business days of receipt of a completed request for such payment. The Company reserves the right to suspend or postpone any type of payment from the Variable Account for any period when:

          a. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          b. trading on the New York Stock Exchange is restricted;

          c. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

          d. the Securities and Exchange Commission, by order, so permits delay for the protection of Owners.

     The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions described in (b) and (c) exist.

     The insurance laws of some states require that the Company reserve the right to defer making payment of Cash Surrender Values and loans from the Fixed Account for up to six months from the date of request. In such states the Company provides a Policy reserving this right.

                           MANAGEMENT OF THE COMPANY

     The directors and executive officers of the Company and their principal occupations for the past 5 years are as follows:

      NAME                      PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
------------------------        ------------------------------------------------
Lowell C. Anderson              Chairman, President and Chief Executive Officer
                                of the Company since October, 1988. From 1985 to
                                1988, Mr. Anderson was President and Chief
                                Operating Officer of the Company.

Herbert F. Hansmeyer            Chairman of the Board of Allianz of America
                                Corp. Member of the Board of Management of Allianz-AG, Munich, Germany, since 1986;
                                formerly Chief Executive Officer of Allianz
                                Insurance Company, Los Angeles, California;
                                formerly President and Chief Executive Officer of FFIC.

Dr. Jerry E. Robertson          Former Executive Vice President, 3M/Life
                                Sciences Sector since November 1988.

Dr. Gerhard Rupprecht           Chairman of the Board of Management -- Allianz
                                Lebensversicherungs, since 1979.

Michael P. Sullivan             President, Chief Executive Officer and Director
                                of International Dairy Queen, Inc. since 1987.

Alan A. Grove                   Vice President -- Corporate Legal Officer and
                                Secretary of the Company since June 1974.

J. Ward Hamlin                  Vice President -- Underwriting of the Company
                                since 1981.

Robert S. James                 President -- Individual Marketing Division of
                                the Company since March 31, 1995. Previously
                                President of Financial Markets Division.

Edward J. Bonach                Senior Vice President -- Chief Financial Officer
                                and Treasurer of the Company since 1993. Senior
                                Vice President and Chief Actuary previously.

Ronald L. Wobbeking             President -- Mass Marketing Division of the
                                Company since September 1991. Previously Senior
                                Vice President Mass Marketing.

Rev. Dennis J. Dease            President, University of St. Thomas, St. Paul
                                since July 1991.

James R. Campbell               Executive Vice President of Norwest Corporation
                                since February 1988.

                                   TAX STATUS

     NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to life insurance in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"), defines the term "life insurance contract" for purposes of the Code. The Company believes that the Policies to be issued will qualify as "life insurance contracts" under Section 7702. The Company does not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations.

INTRODUCTION

     The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in the imposition of federal income tax on the Owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies such as the Policies meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury  Department issued Regulations  (Treas. Reg.
Section 1.817-5), which establish diversification requirements for the investment portfolios underlying variable contracts such as the Policies. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.


     The Code further provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that each Fund of the Trust underlying the Policies will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Variable

Account will cause the Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Variable Account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Variable Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Policy in an attempt to maintain favorable tax treatment.

TAX TREATMENT OF THE POLICY

     The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires the use of reasonable mortality and other expense charges. In establishing these charges, the Company has relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

     While the Company has attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with the Company's interpretations of
Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. Owners should consult their tax advisers with respect to the tax consequences of purchasing the Policy.

POLICY PROCEEDS

     The tax treatment accorded to loan proceeds and/or surrender payments from the Policies will depend on whether the Policy is considered to be a Modified Endowment Contract. (See "Tax Treatment of Loans and Surrenders.") Otherwise, the Company believes that the Policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, the Owner is not deemed to be in constructive receipt of the Policy Account or Net Cash Value, including increments thereon, under a Policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

TAX TREATMENT OF LOANS AND SURRENDERS

     Section 7702A of the Code sets forth the rules for determining when a life insurance policy will be deemed to be a Modified Endowment Contract. A Modified Endowment Contract is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy Years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven policy years; or (2) the crediting of interest or other earnings (including policyholder dividends) with respect to such premiums.


     Furthermore, any Policy received in exchange for a Policy classified as a Modified Endowment Contract will be treated as a Modified Endowment Contract regardless of whether it meets the 7-pay test. However, an exchange under
Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a Modified Endowment Contract if no additional premiums are paid.


     Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a Modified Endowment Contract depends on the individual circumstances of each Policy.

     If the Policy is classified as a Modified Endowment Contract, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his beneficiary.

     If a Policy is not classified as a Modified Endowment Contract, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

     Any loans from a Policy which is not classified as a Modified Endowment Contract, will be treated as indebtedness of the Owner and not a distribution. Upon complete surrender or when Maturity Benefits are paid, if the amount received plus loan indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy Owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under Policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.


     Policy Owners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.


MULTIPLE POLICIES

     The Code further provides that multiple Modified Endowment Contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one Modified Endowment Contract for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. Policy Owners should consult a tax adviser prior to purchasing more than one Modified Endowment Contract in any calendar year period.

TAX TREATMENT OF ASSIGNMENTS


     An assignment of a Policy or the change of ownership of a Policy may be a taxable event. Policy Owners should therefore consult competent tax advisers should they wish to assign or change the Owner of their Policies.


QUALIFIED PLANS

     The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, a purchaser should not do so until he has consulted a competent Qualified Plans consultant.

                       VARIABLE ACCOUNT VOTING PRIVILEGES


     In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from Owners (or Beneficiaries if applicable) having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote shares it owns in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.


     If the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Trust in its own right, it may elect to do so.


     The voting interests of the Owner (or the Beneficiary if applicable) in the Trust will be determined as follows: Owners may cast one vote for each $100 of Account Value of the Policy allocated to the Sub-Account on the record date for the shareholder meeting of the Trust. Fractional votes are counted.

     The number of shares which a person has a right to vote will be determined as of the date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

     Each Owner (or Beneficiary if applicable) having the voting interest in the Variable Account will receive periodic reports relating to the Trust in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the shares held in the Variable Account corresponding to his or her interest in the Variable Account.

DISREGARD OF VOTING INSTRUCTIONS

     The Company may, when required to do so by state insurance authorities, vote shares of the Trust without regard to instructions from Owners if such instructions would require such shares to be voted to cause any Fund of the Trust to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Trust or a Fund. The Company may also disapprove changes in the investment policy initiated by the Owners or trustees of the Trust, if such disapproval is reasonable and is based on a good faith determination by the Company that the change would violate state or federal law or the change would not be consistent with the investment objectives of the Trust or a Fund or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other separate accounts of the Company or of an affiliated life insurance company. In the event the Company does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

                           DISTRIBUTION OF THE POLICY

     The Policy is sold by licensed insurance agents, where the Policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.


     The  Policy  is  distributed  through  the  principal  underwriter,   NALAC
Financial Plans, LLC, 1750 Hennepin Avenue, Minneapolis, MN, a wholly-owned subsidiary of the Company.


     Commissions will be paid to broker-dealers who sell the Policies. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 100% of the first Guaranteed Coverage Premium; 4% of the next six Guaranteed Coverage Premiums; and 2% of all premiums paid thereafter. Similar commissions are paid on premiums received after any increase in Face Amount, or the addition of a rider. In addition, broker-dealers may also receive additional compensation, based on meeting certain production standards.

                               REPORTS TO OWNERS

     The Company will send to each Owner annual reports of the Variable Account. Within 30 days after each Policy Anniversary, an annual statement will be sent to each Owner. The statement will show the current amount of death benefit payable under the Policy, the current Policy

Account, the current Net Cash Value, current Indebtedness and will show all transactions previously confirmed. The statement will also show premiums paid, investment returns and all charges deducted during the Policy Year.

     Confirmations will be mailed to Policy Owners within seven days of the transaction of: (a) the receipt of premium other than by monthly pre-authorized checks or drafts or government allotments; (b) any transfer between Sub-Accounts; (c) any loan, interest repayment, or loan repayment; (d) any surrender; (e) exercise of the free look privilege; (f) any exchange of the Policy; and (g) payment of the death benefit under the Policy. Upon request, a Policy Owner shall be entitled to a receipt evidencing payment of premium.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account or the principal underwriter is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                                    EXPERTS


     The financial statements of Allianz Life Variable Account A and the consolidated financial statements of the Company as of and for the year ended December 31, 1996 included in this Prospectus have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Prospectus, and are included herein, in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

     Legal matters in connection with the Policies described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                              FINANCIAL STATEMENTS

     The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Policy Owners of Allianz Life Variable Account A:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1996, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1996, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.


                                       KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 24, 1997

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements

Statements of Assets and Liabilities
December 31, 1996

                                                                                                                         U.S.
                                                            Money     Growth and  Precious      High     Real Estate  Government
                                                            Market      Income     Metals      Income    Securities   Securities
                                                             Fund        Fund       Fund        Fund        Fund         Fund
                                                            -------     -------    ------      -------     -------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 734,244 shares, cost $734,244......   $734,244           -          -           -            -           -
  Growth and Income Fund, 97,636 shares,
   cost $1,399,209......................................          -   1,713,508          -           -            -           -
  Precious Metals Fund, 9,025 shares, cost $124,945.....          -           -    128,968           -            -           -
  High Income Fund, 132,515 shares, cost $1,640,698.....          -           -          -   1,876,418            -           -
  Real Estate Securities Fund, 15,894 shares,
   cost $262,265........................................          -           -          -           -      352,056           -
  U.S. Government Securities Fund, 69,086 shares,
   cost $808,378........................................          -           -          -           -            -     930,584
                                                            -------     -------    -------   ---------      -------     -------
      Total assets......................................    734,244   1,713,508    128,968   1,876,418      352,056     930,584
                                                            -------     -------    -------   ---------      -------     -------
Liabilities:
 Accrued mortality and expense risk charges.............      3,596       5,803        761       1,172        2,032       1,954
 Accrued administrative charges.........................        899       1,451        190         293          508         488
                                                            -------     -------    -------      ------      -------     -------
      Total liabilities.................................      4,495       7,254        951       1,465        2,540       2,442
                                                            -------   ---------    -------   ---------      -------     -------
      Net assets........................................   $729,749   1,706,254    128,017   1,874,953      349,516     928,142
                                                            =======   =========    =======   =========      =======     =======
Policy owners' equity (note 5)..........................   $729,749   1,706,254    128,017   1,874,953      349,516     928,142
                                                            =======   =========    =======   =========      =======     =======
 Units outstanding......................................     46,930      54,351      8,152      84,503       12,678      45,204
                                                            =======     =======     ======      ======       ======      ======
 Unit value per unit....................................    $15.550      31.393     15.704      22.188       27.568      20.532
                                                            =======     =======     ======      ======       ======      ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996

                                                                                                           Templeton
                                                         Utility       Zero        Zero        Zero      Global Income   Income
                                                         Equity       Coupon      Coupon      Coupon      Securities    Securities
                                                          Fund      Fund - 2000 Fund - 2005 Fund - 2010      Fund         Fund
                                                        --------    ----------- ----------- -----------  -------------  ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 74,633 shares, cost $981,928.   $1,356,822           -            -           -              -        -
  Zero Coupon Fund - 2000, 23,127 shares,
   cost $254,387....................................            -     351,294            -           -              -        -
  Zero Coupon Fund - 2005, 23,601 shares,
   cost $273,931....................................            -           -      385,881           -              -        -
  Zero Coupon Fund - 2010, 21,890 shares,
   cost $321,612....................................            -           -            -     356,588              -        -
  Templeton Global Income Securities Fund,
   9,633 shares, cost $122,258......................            -           -            -           -        131,201        -
  Income Securities Fund, 50,933 shares,
   cost $797,107....................................            -           -            -           -              -   876,558
                                                        ---------     -------      -------     -------        -------   -------
      Total assets..................................    1,356,822     351,294      385,881     356,588        131,201   876,558
                                                        ---------     -------      -------     -------        -------   -------
Liabilities:
 Accrued mortality and expense risk charges.........        3,107         457          446         427          1,348     5,606
 Accrued administrative charges.....................          777         114          112         107            337     1,401
                                                         --------     -------      -------     -------        -------   -------
      Total liabilities.............................        3,884         571          558         534          1,685     7,007
                                                        ---------     -------      -------     -------        -------   -------
      Net assets....................................   $1,352,938     350,723      385,323     356,054        129,516   869,551
                                                        =========     =======      =======     =======        =======   =======
Policy owners' equity (note 5)......................   $1,352,938     350,723      385,323     356,054        129,516   869,551
                                                        =========     =======      =======     =======        =======   =======
 Units outstanding..................................       54,519      14,687       14,331      11,896          7,756    39,985
                                                        =========     =======      =======     =======         ======    ======
 Unit value per unit................................      $24.816      23.880       26.888      29.931         16.700    21.747
                                                        =========     =======      =======     =======         ======    ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996

                                                       Templeton              Templeton      Templeton    Templeton    Templeton
                                                        Pacific    Rising   International   Developing      Global    Global Asset
                                                        Growth    Dividends    Equity     Markets Equity    Growth     Allocation
                                                         Fund       Fund        Fund           Fund          Fund         Fund
                                                        -------    -------    --------       ---------     -------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Pacific Growth Fund, 29,366 shares,
   cost $404,622...................................    $433,448          -             -             -           -           -
  Rising Dividends Fund, 19,938 shares,
   cost $245,909...................................           -    307,051             -             -           -           -
  Templeton International Equity Fund,
   65,914 shares, cost $887,168....................           -          -     1,018,366             -           -           -
  Templeton Developing Markets Equity Fund,
   58,105 shares, cost $615,467....................           -          -             -       673,441           -           -
  Templeton Global Growth Fund, 56,624 shares,
   cost $666,926...................................           -          -             -             -     781,408           -
  Templeton Global Asset Allocation Fund,
   30,522 shares, cost $342,910....................           -          -             -             -           -      384,273
                                                        -------    -------      --------      --------     -------     --------
      Total assets.................................     433,448    307,051     1,018,366       673,441     781,408      384,273
                                                        -------    -------      --------      --------     -------     --------
Liabilities:
 Accrued mortality and expense risk charges........       3,884      1,712         6,685         3,436       5,213          442
 Accrued administrative charges....................         971        428         1,672           859       1,303          110
                                                        -------    -------      --------       -------     -------     --------
      Total liabilities............................       4,855      2,140         8,357         4,295       6,516          552
                                                        -------    -------      --------       -------     -------     --------
      Net assets...................................    $428,593    304,911     1,010,009       669,146     774,892      383,721
                                                        =======    =======     =========       =======     =======     ========
Policy owners' equity (note 5).....................    $428,593    304,911     1,010,009       669,146     774,892      383,721
                                                        =======    =======     =========       =======     =======     ========
 Units outstanding.................................      27,810     19,304        60,849        59,260      58,157       30,332
                                                        =======    =======      ========       =======     =======     ========
 Unit value per unit...............................     $15.412     15.795        16.598        11.292      13.324       12.651
                                                        =======    =======      ========       =======     =======     ========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996


                                                                                   Templeton
                                                                                 International  Mutual     Mutual
                                                                Small   Capital     Smaller    Discovery   Shares        Total
                                                                 Cap    Growth     Companies  Securities Securities       All
                                                                Fund     Fund        Fund        Fund       Fund         Funds
                                                               ------    -----     --------     ------     ------      --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Small Cap Fund, 4,285 shares, cost $52,944...............   $56,568         -           -          -          -
  Capital Growth Fund, 389 shares, cost $4,560.............         -     4,420           -          -          -
  Templeton International Smaller Companies Fund,
   0 shares, cost $4.......................................         -         -           4          -          -
  Mutual Discovery Securities Fund, 4,950 shares,
   cost $50,000............................................         -         -           -     50,495          -
  Mutual Shares Securities Fund, 8,275 shares,
   cost $84,010............................................         -         -           -          -     85,644
                                                               ------     -----      ------     ------     ------
      Total assets.........................................    56,568     4,420           4     50,495     85,644   12,989,240
                                                               ------     -----      ------     ------     ------   ----------
Liabilities:
 Accrued mortality and expense risk charges................       106         2           3         22         30       48,244
 Accrued administrative charges............................        26         -           1          5          8       12,060
                                                               ------     -----      ------     ------     ------   ----------
      Total liabilities....................................       132         2           4         27         38       60,304
                                                              -------     -----      ------     ------     ------   ----------
      Net assets...........................................   $56,436     4,418           -     50,468     85,606   12,928,936
                                                              =======     =====      ======     ======     ======   ==========
Policy owners' equity (note 5).............................   $56,436     4,418           -     50,468     85,606   12,928,936
                                                              =======     =====      ======     ======     ======   ==========
 Units outstanding.........................................     4,338       391           -      4,953      8,280      668,666
                                                              =======    ======      ======     ======     ======   ==========
 Unit value per unit.......................................   $13.011    11.303      11.194     10.190     10.339
                                                              =======    ======      ======     ======     ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations
For the years ended December 31, 1996, 1995 and 1994

                                              Money Market Fund           Growth and Income Fund        Precious Metals Fund
                                         --------------------------        --------------------         ---------------------
                                          1996        1995      1994     1996      1995     1994        1996     1995     1994
                                        --------    -------   -------   -------   ------   ------      ------   ------   ------
Investment income:
 Dividends reinvested in fund shares   $  32,922     33,164    14,466    28,758   10,179    4,301       2,102    3,600      626
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
Expenses:
 Mortality and expense risk charges.       4,291      4,898     2,689     9,969    5,842    3,726       1,012    2,489      700
 Administrative charges.............       1,073      1,225       672     2,492    1,460      932         253      622      175
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
      Total expenses................       5,364      6,123     3,361    12,461    7,302    4,658       1,265    3,111      875
                                        --------    -------   -------   -------   ------   ------     -------    -----    -----
      Investment income (loss), net.      27,558     27,041    11,105    16,297    2,877     (357)        837      489     (249)
Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions
   on mutual funds..................           -          -         -   101,857   22,157    8,957       1,927    2,665       -
                                        --------    -------   -------    ------   ------   ------     -------   ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.............   2,224,132    965,636   513,009   111,065   97,576  114,661     125,238  161,878   11,123
    Cost of investments sold........  (2,224,132)  (965,636) (513,009)  (85,315) (77,218) (94,631)   (110,740)(146,847)  (9,528)
                                       ---------    -------   -------   -------   ------   ------     -------  -------    -----
      Total realized gains (losses)
       on sales of investments, net.           -          -         -    25,750   20,358   20,030      14,498   15,031    1,595
                                       ---------    -------   -------   -------   ------   ------      ------   ------    -----
      Realized gains (losses) on
       investments, net.............           -          -         -   127,607   42,515   28,987      16,425   17,696    1,595
  Net change in unrealized
   appreciation (depreciation)
   on investments...................           -          -         -    37,916  184,273  (45,642)     (8,994) (10,144)  (2,094)
                                       ---------    -------   -------   -------  -------   ------       -----   ------    -----
      Total realized gains (losses)
       and unrealized apprecia-
       tion (depreciation) on
       investments, net.............           -          -         -   165,523  226,788  (16,655)      7,431    7,552     (499)
                                       ---------    -------   -------   -------  -------   ------       -----    -----     ----
Net increase (decrease) in net assets
 from operations....................   $  27,558     27,041    11,105   181,820  229,665  (17,012)      8,268    8,041     (748)
                                       =========    =======   =======   =======  =======   ======       =====    =====     ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                 Real Estate               U.S. Government
                                                  High Income Fund             Securities Fund             Securities Fund
                                               ----------------------        -------------------        ---------------------
                                              1996       1995     1994     1996     1995     1994     1996      1995      1994
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Investment income:
 Dividends reinvested in fund shares......  $167,136    78,044   44,601    7,943    3,875     613     45,170   41,763    29,171
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Expenses:
 Mortality and expense risk charges.......    12,310     7,709    6,671    1,883      833     672      4,926    3,974     3,380
 Administrative charges...................     3,077     1,927    1,668      471      208     168      1,231      994       845
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total expenses......................    15,387     9,636    8,339    2,354    1,041     840      6,157    4,968     4,225
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Investment income (loss), net.......   151,749    68,408   36,262    5,589    2,834    (227)    39,013   36,795    24,946
Realized gains (losses) and unrealized
 appreciation (depreciation) on
 investments:
  Realized capital gain distributions
   on mutual funds.................            8,872         -    6,061        -        -        -         -        -     2,285
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales...................   347,465    47,176   51,287    9,243   22,803   5,838    126,946   33,799   131,317
    Cost of investments sold..............  (313,573)  (39,566) (45,931)  (7,263) (19,244) (4,033)  (108,478) (26,326)  (99,718)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total realized gains (losses) on
       sales of investments, net..........    33,892     7,610    5,356    1,980    3,559   1,805     18,468    7,473    31,599
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Realized gains (losses) on
       investments, net...................    42,764     7,610   11,417    1,980    3,559   1,805     18,468    7,473    33,884
  Net change in unrealized appreciation
   (depreciation) on investments..........    26,432   122,964  (81,774)  58,343   14,488     759    (37,068)  56,173   (91,983)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
      Total realized gains (losses) and
       unrealized appreciation (depre-
       ciation) on investments, net.......    69,196   130,574  (70,357)  60,323   18,047   2,564    (18,600)  63,646   (58,099)
                                            --------    ------   ------   ------   ------    -----   -------   ------    ------
Net increase (decrease) in net assets
 from operations..........................  $220,945   198,982  (34,095)  65,912   20,881   2,337     20,413  100,441   (33,153)
                                            ========    ======   ======   ======   ======    =====   =======   ======    ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                   Utility Equity Fund        Zero Coupon Fund - 1995   Zero Coupon Fund - 2000
                                                 -----------------------        ------------------       --------------------
                                                1996       1995      1994    1996    1995      1994     1996     1995     1994
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Investment income:
 Dividends reinvested in fund shares........  $ 75,714    70,912     44,904     -    17,379   15,282   19,213   13,993   14,292
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Expenses:
 Mortality and expense risk charges.........    11,220     8,983      6,698     -      (594)   1,529    2,212    2,179    1,769
 Administrative charges.....................     2,805     2,246      1,674     -      (149)     383      553      545      442
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total expenses........................    14,025    11,229      8,372     -      (743)   1,912    2,765    2,724    2,211
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Investment income (loss), net.........    61,689    59,683     36,532     -    18,122   13,370   16,448   11,269   12,081
Realized gains (losses) and unrealized appre-
 ciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds.............................         -         -      7,958     -        86      625      190        -    2,038
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.....................   427,719   112,297    183,473     -   273,701    4,692    9,943    3,895   14,723
    Cost of investments sold................  (309,164)  (88,887)  (138,153)    -  (236,082)  (3,908)  (7,209)  (2,731) (10,946)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total realized gains (losses) on sales
       of investments, net..................   118,555    23,410     45,320     -    37,619      784    2,734    1,164    3,777
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Realized gains (losses) on investments,
       net..................................   118,555    23,410     53,278     -    37,705    1,409    2,924    1,164    5,815
  Net change in unrealized appreciation
   (depreciation) on investments............   (93,370)  259,686   (253,440)    -   (37,457) (14,916) (13,736)  44,013  (41,764)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net..................    25,185   283,096   (200,162)    -       248  (13,507) (10,812)  45,177  (35,949)
                                              --------    ------    -------  ----   -------   ------   ------   ------   ------
Net increase (decrease) in net assets from
 operations.................................  $ 86,874   342,779   (163,630)    -    18,370     (137)   5,636   56,446  (23,868)
                                              ========   =======    =======  ====   =======   ======   ======   ======   ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                                            Templeton Global
                                                   Zero Coupon Fund - 2005     Zero Coupon Fund - 2010   Income Securities Fund
                                                    --------------------         -------------------       -------------------
                                                   1996     1995    1994      1996     1995     1994    1996     1995     1994
                                                  ------   ------  ------    ------   ------   ------   -----   ------    -----
Investment income:
 Dividends reinvested in fund shares...........   $19,668  12,928    11,417    8,167   3,109     7,316   7,568    2,871     494
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
Expenses:
 Mortality and expense risk charges............     2,270   2,227     1,741    1,411     916       926     745      470     129
 Administrative charges........................       568     557       435      353     229       231     186      118      32
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total expenses...........................     2,838   2,784     2,176    1,764   1,145     1,157     931      588     161
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Investment income (loss), net............    16,830  10,144     9,241    6,403   1,964     6,159   6,637    2,283     333
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds................................         -       -     3,569    2,213       -     3,560       -        -     204
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
  Realized gains (losses) on sales of investments:
   Proceeds from sales.........................    13,626   4,311    75,603   57,843   1,827    79,261   8,726   15,642   2,577
   Cost of investments sold....................    (9,480) (2,816)  (52,536) (50,978) (1,569)  (81,331) (8,294) (15,250) (2,445)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total realized gains (losses) on sales of
       investments, net........................     4,146   1,495    23,067    6,865     258    (2,070)    432      392     132
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Realized gains (losses) on
       investments, net........................     4,146   1,495    26,636    9,078     258     1,490     432      392     336
  Net change in unrealized appreciation
   (depreciation) on investments...............   (21,955) 68,320   (72,608)   4,806  32,162   (29,320)  2,837    6,634  (2,030)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net.....................   (17,809) 69,815   (45,972)  13,884  32,420   (27,830)  3,269    7,026  (1,694)
                                                  -------  ------    ------   ------   -----    ------   -----   ------   -----
Net increase (decrease) in net assets from
 operations...................................     $ (979) 79,959   (36,731)  20,287  34,384   (21,671)  9,906    9,309  (1,361)
                                                  =======  ======    ======   ======   =====    ======   =====   ======   =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                    Investment Grade                                        Adjustable U.S.
                                                 Intermediate Bond Fund     Income Securities Fund          Government Fund
                                                   -------------------       --------------------        --------------------
                                                  1996      1995    1994    1996     1995     1994      1996      1995     1994
                                                 -------   ------  ------  ------   ------   ------    ------    ------   ------
Investment income:
 Dividends reinvested in fund shares..........   $ 3,706    3,949    253   33,370   19,772    2,467     18,030    1,373      184
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
Expenses:
 Mortality and expense risk charges...........       366      529    169    4,656    2,265      963        740      139       27
 Administrative charges.......................        91      132     42    1,164      566      241        185       35        7
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total expenses..........................       457      661     21    5,820    2,831    1,204        925      174       34
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Investment income (loss), net...........     3,249    3,288     42   27,550   16,941    1,263     17,105    1,199      150
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds...............................         -        -     36    5,550    1,592      367          -        -        -
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales.......................    78,943   44,251    577       33   55,949   29,910    248,895   11,606    8,733
    Cost of investments sold..................   (76,962) (43,145)  (565) (30,950) (55,228) (30,339)  (258,922) (11,571)  (8,814)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total realized gains (losses) on sales of
       investments, net.......................     1,981    1,106     12    2,373      721     (429)   (10,027)      35      (81)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Realized gains (losses) on investments,
       net....................................     1,981    1,106     48    7,923    2,313      (62)   (10,027)      35      (81)
  Net change in unrealized appreciation
   (depreciation) on investments..............    (3,575)   2,630    150   37,183   47,314   (9,527)      (200)     240      (98)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net....................    (1,594)   3,736    198   45,106   49,627   (9,589)   (10,227)     275     (179)
                                                 -------   ------    ---   ------   ------   ------    -------   ------    -----
Net increase (decrease) in net assets from
 operations...................................   $ 1,655    7,024    240   72,656   66,568   (8,326)     6,878    1,474      (29)
                                                 =======   ======    ===   ======   ======   ======    =======   ======    =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                         Templeton                                             Templeton
                                                    Pacific Growth Fund        Rising Dividends Fund   International Equity Fund
                                                  -----------------------       -------------------      --------------------
                                                 1996      1995     1994      1996     1995     1994     1996      1995     1994
                                                -------   ------   ------    ------   ------    -----   ------    ------    -----
Investment income:
 Dividends reinvested in fund shares.........   $10,710    4,502      347     3,981    1,695      601   19,177     6,289       71
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
Expenses:
 Mortality and expense risk charges..........     2,726    1,485      689     1,632      587      227    6,014     2,178      323
 Administrative charges......................       682      371      172       408      147       57    1,504       545       81
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
      Total expenses.........................     3,408    1,856      861     2,040      734      284    7,518     2,723      404
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
      Investment income (loss), net..........     7,302    2,646     (514)    1,941      961      317   11,659     3,566     (333)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds..............................     6,208    1,872      672         -        -        -   23,468     7,792       95
                                                -------   ------   ------    ------    -----    -----   ------    ------    -----
  Realized gains (losses) on sales
   of investments:
    Proceeds from sales......................    58,829   60,917  116,746    21,816    6,910      752   45,661    37,517      895
    Cost of investments sold.................   (52,737) (59,672)(108,205)  (19,113)  (6,447)    (796) (41,618)  (36,911)    (878)
                                                -------   ------  -------    ------    -----    -----   ------    ------    -----
      Total realized gains (losses) on sales of
       investments, net......................     6,092    1,245    8,541     2,703      463      (44)   4,043       606       17
                                                -------   ------  -------    ------    -----    -----   ------    ------    -----
      Realized gains (losses) on investments,
       net..................................     12,300    3,117    9,213     2,703      463      (44)  27,511     8,398      112
  Net change in unrealized appreciation
   (depreciation) on investments.............    12,362   13,125  (24,505)   44,265   19,701   (2,053) 114,314    19,054   (3,562)
                                                -------   ------   -------   ------   ------    -----  -------    ------    -----
      Total realized gains (losses) and
        unrealized appreciation (depreciation)
        on investments, net..................    24,662   16,242  (15,292)   46,968   20,164   (2,097) 141,825    27,452   (3,450)
                                                -------   ------   -------   ------   ------    -----  -------    ------    -----
Net increase (decrease) in net assets from
 operations.................................    $31,964   18,888  (15,806)   48,909   21,125   (1,780) 153,484    31,018   (3,783)
                                                =======   ======  =======    ======   ======    =====  =======    ======    =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                        Templeton Developing             Templeton           Templeton Global
                                                         Markets Equity Fund        Global Growth Fund     Asset Allocation Fund
                                                        ---------------------       -------------------      ----------------
                                                       1996      1995    1994     1996      1995    1994      1996    1995  1994
                                                      ------    ------  ------   ------    -----   ------     ----    ----  ----
Investment income:
 Dividends reinvested in fund shares...............  $ 2,914       562       -    8,202    1,137        -       228      4     -
                                                       -----     -----    ----    -----    -----     ----    -------  ----   ---
Expenses:
 Mortality and expense risk charges................    2,551     3,898   3,197    3,948    1,255       65     2,065     25     -
 Administrative charges............................      638       975     799      987      314       16       516      6     -
                                                       -----     -----    ----    -----    -----    -----     -----   ----   ---
      Total expenses...............................    3,189     4,873   3,996    4,935    1,569       81     2,581     31     -
                                                       -----     -----    ----    -----    -----    -----     -----   ----   ---
      Investment income (loss), net................     (275)   (4,311) (3,996)   3,267     (432)     (81)   (2,353)   (27)    -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds....................................    5,391       132       -    8,202        -        -       456      -     -
                                                      ------     -----    ----    -----    -----    -----    ------   ----   ---
  Realized gains (losses) on sales of investments:
   Proceeds from sales.............................   31,363    37,410   2,518   30,853   28,814    3,901   185,620    168     -
   Cost of investments sold........................  (28,760)  (37,995) (2,585) (27,939) (28,227)  (3,952) (173,426)  (151)    -
                                                      ------    ------   -----   ------    -----    -----   -------   ----   ---
      Total realized gains (losses) on sales of
       investments, net............................    2,603      (585)    (67)   2,914      587      (51)   12,194     17     -
                                                       -----     -----    -----   -----    -----    -----    ------   ----   ---
      Realized gains (losses) on investments, net      7,994      (453)    (67)  11,116      587      (51)   12,650     17     -
  Net change in unrealized appreciation
   (depreciation) on investments...................   56,503     4,422  (2,951)  91,158   23,468     (144)   41,378    (15)    -
                                                      ------     -----    ----   ------   ------    -----    ------   ----   ---
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net.........................   64,497     3,969  (3,018) 102,274   24,055     (195)   54,028      2     -
                                                      ------     -----   -----  -------   ------    -----    ------   ----   ---
Net increase (decrease) in net assets from
 operations........................................  $64,222      (342) (7,014) 105,541   23,623     (276)   51,675    (25)    -
                                                     =======     =====   =====  =======   ======     ====    ======   ====   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                                                                                   Templeton
                                                                                                                 International
                                                                                                  Capital           Smaller
                                                                           Small Cap Fund       Growth Fund     Companies Fund
                                                                          ----------------     ------------     --------------
                                                                          1996   1995  1994  1996  1995  1994   1996  1995  1994
                                                                         ------  ----  ----  ----  ----  ----  ------  ---   ---
Investment income:
 Dividends reinvested in fund shares..................................   $    -     -     -     -     -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
Expenses:
 Mortality and expense risk charges...................................      105     -     -     2     -     -       3     -     -
 Administrative charges...............................................       26     -     -     -     -     -       1     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
      Total expenses..................................................      131     -     -     2     -     -       4     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
      Investment income (loss), net...................................     (131)    -     -    (2)    -     -      (4)    -     -
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds.................        -     -     -     -     -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---     ---   ---   ---
  Realized gains (losses) on sales of investments:
   Proceeds from sales................................................   11,065     -     -     -     -     -  10,115     -     -
   Cost of investments sold...........................................  (10,593)    -     -     -     -     -  (9,996)    -     -
                                                                         ------   ---   ---   ---   ---   ---   -----   ---   ---
      Total realized gains (losses) on sales of investments,..........      472     -     -     -     -     -     119     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
      Realized gains (losses) on investments, net.....................      472     -     -     -     -     -     119     -     -
  Net change in unrealized appreciation (depreciation) on investments.    3,624     -     -  (140)    -     -       -     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
      Total realized gains (losses) and unrealized appreciation
       (depreciation) on investments, net.............................    4,096     -     -  (140)    -     -     119     -     -
                                                                          -----   ---   ---   ---   ---   ---   -----   ---   ---
Net increase (decrease) in net assets from operations.................  $ 3,965     -     -  (142)    -     -     115     -     -
                                                                          =====   ===   ===   ===   ===   ===   =====   ===   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the years ended December 31, 1996, 1995 and 1994

                                                         Mutual Discovery    Mutual Shares
                                                          Securities Fund   Securities Fund            Total All Funds
                                                           -------------     -------------      ----------------------------
                                                          1996  1995 1994   1996  1995  1994    1996        1995        1994
                                                          ----   ---  ---   ----  ----  ----   ------      ------      ------
Investment income:
 Dividends reinvested in fund shares....................  $  -     -    -      -     -    -    514,679     331,100     191,406
                                                          ----   ---  ---   ----   ---  ---    -------     -------     -------
Expenses:
 Mortality and expense risk charges.....................    22     -    -     31     -    -     77,110      52,287      36,290
 Administrative charges.................................     5     -    -      8     -    -     19,277      13,073       9,072
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
      Total expenses....................................    27     -    -     39     -    -     96,387      65,360      45,362
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
      Investment income (loss), net.....................   (27)    -    -    (39)    -    -    418,292     265,740     146,044
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds...     -     -    -      -     -    -    164,334      36,296      36,427
                                                          ----   ---  ---   ----   ---  ---   --------    --------    --------
  Realized gains (losses) on sales of investments:
   Proceeds from sales..................................     -     -    -    717     -    -  4,219,146   2,024,083   1,351,596
   Cost of investments sold.............................     -     -    -   (715)    -    - (3,966,357) (1,901,519) (1,212,303)
                                                          ----   ---  ---   ----   ---  ---  ---------   ---------   ---------
      Total realized gains (losses) on sales of
       investments, net.................................     -     -    -      2     -    -    252,789     122,564     139,293
                                                          ----   ---  ---   ----   ---  ---   --------    --------     -------
      Realized gains (losses) on investments, net......      -     -    -      2     -    -    417,123     158,860     175,720
  Net change in unrealized appreciation (depreciation) on
   investments..........................................   495     -    -  1,634     -    -    354,212     871,051    (677,502)
                                                          ----   ---  ---  -----   ---  ---   --------    --------     -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net..   495     -    -  1,636     -    -    771,335   1,029,911    (501,782)
                                                          ----   ---  ---  -----   ---  ---  ---------   ---------     -------
Net increase (decrease) in net assets from operations...  $468     -    -  1,597     -    -  1,189,627   1,295,651    (355,738)
                                                          ====   ===  ===  =====   ===  ===  =========   =========     =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets
For the years ended December 31, 1996, 1995 and 1994

                                         Money Market Fund              Growth and Income Fund          Precious Metals Fund
                                     -------------------------          -----------------------         ---------------------
                                     1996        1995      1994       1996      1995      1994        1996      1995      1994
                                    ------      ------    ------     ------    ------    ------      ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss),
   net.........................    $ 27,558     27,041    11,105     16,297      2,877      (357)      837       489      (249)
  Realized gains (losses) on
   investments, net............           -          -         -    127,607     42,515    28,987    16,425    17,696     1,595
  Net change in unrealized
   appreciation (depreciation)
   on investments..............           -          -         -     37,916    184,273   (45,642)   (8,994)  (10,144)   (2,094)
                                  ---------   --------   -------   --------   --------   -------   -------   -------    ------
      Net increase (decrease)
       in net assets from
       operations..............      27,558     27,041    11,105    181,820    229,665   (17,012)    8,268     8,041      (748)
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
 Policy transactions (note 5):
  Purchase payments............   2,288,562  1,140,571   835,456    347,781    233,408    15,811    18,730    24,963       988
  Transfers between funds......  (2,221,762)  (843,539) (442,767)   289,040    111,030    97,056   (46,431)   23,956    89,216
  Surrenders and terminations..     (27,431)   (48,126) (101,035)   (28,415)   (54,886)  (49,775)   (7,791)  (81,139)   (8,168)
  Policy loan transactions.....      (5,692)      (251)     (354)     8,174        842   (35,837)     (524)      282        13
  Other transactions (note 2)..     (13,338)  (124,409)  (80,760)  (145,312)   (92,875)  (13,810)   (9,019)  (12,614)   (2,141)
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
      Net increase (decrease)
       in net assets resulting
       from policy transactions      20,339    124,246   210,540    471,268    197,519    13,445   (45,035)  (44,552)   79,908
                                  ---------   --------   -------   --------   --------   -------   -------   -------   -------
Increase (decrease) in net
 assets........................      47,897    151,287   221,645    653,088    427,184    (3,567)  (36,767)  (36,511)   79,160
Net assets at beginning of year     681,852    530,565   308,920  1,053,166    625,982   629,549   164,784   201,295   122,135
                                  ---------    -------   -------  ---------  ---------   -------   -------   -------   -------
Net assets at end of year......   $ 729,749    681,852   530,565  1,706,254  1,053,166   625,982   128,017   164,784   201,295
                                  =========    =======   =======  =========  =========   =======   =======   =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                               Real Estate                U.S. Government
                                             High Income Fund                Securities Fund              Securities Fund
                                        -------------------------         --------------------        ----------------------
                                        1996        1995       1994       1996     1995     1994      1996      1995      1994
                                       ------      ------     ------     ------   ------   ------    ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....  $ 151,749      68,408     36,262     5,589    2,834     (227)   39,013    36,795    24,946
  Realized gains (losses) on
   investments, net................     42,764       7,610     11,417     1,980    3,559    1,805    18,468     7,473    33,884
  Net change in unrealized
   appreciation (depreciation) on
   investments.....................     26,432     122,964    (81,774)   58,343   14,488      759   (37,068)   56,173   (91,983)
                                      --------    --------  ---------   -------  -------   ------   -------   -------    ------
      Net increase (decrease) in
       net assets from operations..    220,945     198,982    (34,095)   65,912   20,881    2,337    20,413   100,441   (33,153)
                                      --------    --------  ---------   -------  -------   ------   -------   -------    ------
 Policy transactions (note 5):
  Purchase payments................     57,851      44,935      4,791    67,454   53,203    7,592    26,467    25,128     1,041
  Transfers between funds..........    344,787      37,055    (10,182)   86,682   38,779   14,088   261,674    24,109  (111,346)
  Surrenders and terminations......     (3,551)    (14,331)   (14,141)   (1,098)  (8,139)       -    (7,837)  (18,462)        -
  Policy loan transactions.........      8,073       1,359      9,224    (1,340)    (145)     222      (424)   (2,060)      (18)
  Other transactions (note 2)......    (35,494)    (32,177)   (16,496)  (27,619) (23,363)  (3,248)  (19,100)  (16,258)   (8,802)
                                      --------    --------  ---------   -------  -------   ------   -------   -------   -------
      Net increase (decrease) in
       net assets resulting from
       policy transactions.........    371,666      36,841    (26,804)  124,079   60,335   18,654   260,780    12,457  (119,125)
                                      --------   ---------  ---------   -------  -------   ------   -------   -------   -------
Increase (decrease) in net assets..    592,611     235,823    (60,899)  189,991   81,216   20,991   281,193   112,898  (152,278)
Net assets at beginning of year....  1,282,342   1,046,519  1,107,418   159,525   78,309   57,318   646,949   534,051   686,329
                                     ---------   ---------  ---------   -------  -------   ------   -------   -------   -------
Net assets at end of year.......... $1,874,953   1,282,342  1,046,519   349,516  159,525   78,309   928,142   646,949   534,051
                                     =========   =========  =========   =======  =======   ======   =======   =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                               Utility Equity Fund          Zero Coupon Fund - 1995    Zero Coupon Fund - 2000
                                           --------------------------         -------------------      ----------------------
                                           1996        1995       1994     1996    1995      1994     1996      1995      1994
                                          ------      ------     ------   ------  ------    ------   ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......    $ 61,689     59,683     36,532     -   18,122    13,370    16,448   11,269    12,081
  Realized gains (losses) on
   investments, net...................     118,555     23,410     53,278     -   37,705     1,409     2,924    1,164     5,815
  Net change in unrealized
   appreciation (depreciation)
   on investments.....................     (93,370)   259,686   (253,440)    -  (37,457)  (14,916)  (13,736)  44,013   (41,764)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
      Net increase (decrease) in net
       assets from operations........       86,874    342,779   (163,630)    -   18,370      (137)    5,636   56,446   (23,868)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
 Policy transactions (note 5):
  Purchase payments...................     127,511    116,016     11,599     -        -         -         -        -         -
  Transfers between funds.............    (163,650)   124,589    (62,456)    - (270,886)        -         -   10,631         -
  Surrenders and terminations.........     (80,389)   (35,449)   (23,338)    -        -         -         -        -    (7,535)
  Policy loan transactions............     (97,734)   (13,309)   (18,349)    -        -         -       (64)     (64)   (1,409)
  Other transactions (note 2).........     (65,596)   (62,877)   (21,374)    -   (2,815)   (3,292)   (4,271)  (3,831)   (4,079)
                                         ---------    -------     ------   ---   ------   -------    ------   ------   -------
      Net increase (decrease) in net
       assets resulting from policy
       transactions...................    (279,858)   128,970   (113,918)    - (273,701)   (3,292)   (4,335)   6,736   (13,023)
                                         ---------    -------    -------   ---   ------   -------    ------   ------   -------
Increase (decrease) in net assets.....    (192,984)   471,749   (277,548)    - (255,331)   (3,429)    1,301   63,182   (36,891)
Net assets at beginning of year.......   1,545,922  1,074,173  1,351,721     -  255,331   258,760   349,422  286,240   323,131
                                         ---------  ---------  ---------   ---  -------   -------   -------  -------   -------
Net assets at end of year.............  $1,352,938  1,545,922  1,074,173     -        -   255,331   350,723  349,422   286,240
                                         =========  =========  =========   ===  =======   =======   =======  =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                                                           Templeton Global
                                              Zero Coupon Fund - 2005       Zero Coupon Fund - 2010     Income Securities Fund
                                              -----------------------       ----------------------       --------------------
                                             1996      1995      1994      1996      1995      1994      1996     1995    1994
                                            ------    ------    ------    ------    ------    ------   ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net..........  $ 16,830   10,144      9,241    6,403     1,964     6,159     6,637    2,283     333
  Realized gains (losses) on investments,
   net...................................     4,146    1,495     26,636    9,078       258     1,490       432      392     336
  Net change in unrealized appreciation
   (depreciation) on investments.........   (21,955)  68,320    (72,608)   4,806    32,162   (29,320)    2,837    6,634  (2,030)
                                            -------  -------    -------   ------    ------    ------   -------   ------  ------
      Net increase (decrease) in net
       assets from operations............      (979)  79,959    (36,731)  20,287    34,384   (21,671)    9,906    9,309  (1,361)
                                            -------  -------    -------   ------    ------    ------   -------   ------  ------
 Policy transactions (note 5):
  Purchase payments......................         -        -          -        -         -         -    39,862   42,908   1,813
  Transfers between funds................    57,145        -    (41,224) 223,644         -   (74,884)    9,506   18,457  21,778
  Surrenders and terminations............    (3,894)       -    (28,826)       -         -         -    (2,101)  (6,040)      -
  Policy loan transactions...............         -     (687)       (10)    (176)     (169)     (158)     (425)    (638)      -
  Other transactions (note 2)............    (4,109)  (3,625)    (3,843)  (3,437)   (1,657)   (3,419)  (16,260) (17,786) (1,388)
                                            -------  -------    -------   ------    ------     -----   -------   ------  ------
      Net increase (decrease) in net
       assets resulting from policy
       transactions......................    49,142   (4,312)   (73,903) 220,031    (1,826)  (78,461)   30,582   36,901  22,203
                                           --------  -------    -------   ------    ------    ------   -------   ------  ------
Increase (decrease) in net assets........    48,163   75,647   (110,634) 240,318    32,558  (100,132)   40,488   46,210  20,842
Net assets at beginning of year..........   337,160  261,513    372,147  115,736    83,178   183,310    89,028   42,818  21,976
                                           --------  -------    -------  -------    ------   -------   -------   ------  ------
Net assets at end of year................  $385,323  337,160    261,513  356,054   115,736    83,178   129,516   89,028  42,818
                                           ========  =======    =======  =======   =======   =======   =======   ======  ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                     Investment Grade                                        Adjustable U.S.
                                                  Intermediate Bond Fund       Income Securities Fund        Government Fund
                                                   --------------------        ----------------------       -----------------
                                                   1996     1995     1994     1996      1995     1994     1996     1995    1994
                                                  ------   ------   ------   ------    ------   ------   ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net................  $ 3,249    3,288       42   27,550    16,941    1,263   17,105    1,199     150
  Realized gains (losses) on investments, net..    1,981    1,106       48    7,923     2,313      (62) (10,027)      35     (81)
  Net change in unrealized appreciation
   (depreciation) on investments...............   (3,575)   2,630      150   37,183    47,314   (9,527)    (200)     240     (98)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
      Net increase (decrease) in net assets
       from operations.........................    1,655    7,024      240   72,656    66,568   (8,326)   6,878    1,474     (29)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
 Policy transactions (note 5):
  Purchase payments............................   11,940   14,163    1,391  275,281   223,737   22,483    6,969   12,633   5,636
  Transfers between funds......................  (72,421)   8,123   75,010  120,002   186,849  153,200  (34,766)  11,222  (2,444)
  Surrenders and terminations..................     (751) (40,771)       -  (20,210)  (14,487        -   (1,178)       -       -
  Policy loan transactions.....................        -        -        -   (4,239)  (19,420  (26,076)      74   (1,764)      -
  Other transactions (note 2)..................   (5,413)  (7,440)    (908) (98,005)  (89,585   (7,532)  (2,842)  (6,127)   (358)
                                                  ------   ------   ------   ------    ------  -------   ------   ------   -----
      Net increase (decrease) in net assets
       resulting from policy transactions......  (66,645) (25,925)  75,493  272,829   287,094  142,075  (31,743)  15,964   2,834
                                                  ------   ------   ------  -------   -------  -------   ------   ------   -----
Increase (decrease) in net assets..............  (64,990) (18,901)  75,733  345,485   353,662  133,749  (24,865)  17,438   2,805
Net assets at beginning of year................   64,990   83,891    8,158  524,066   170,404   36,655   24,865    7,427   4,622
                                                  ------   ------   ------  -------   -------  -------   ------   ------   -----
Net assets at end of year......................  $     -   64,990   83,891  869,551   524,066  170,404        -   24,865   7,427
                                                  ======   ======   ======  =======   =======  =======   ======   ======   =====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                  Templeton                                                  Templeton
                                             Pacific Growth Fund         Rising Dividends Fund       International Equity Fund
                                           ----------------------       ----------------------        -----------------------
                                           1996       1995     1994      1996      1995     1994      1996       1995      1994
                                          ------     ------   ------    ------    ------   ------    ------     ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......   $ 7,302      2,646     (514)    1,941       961     317     11,659      3,566      (333)
  Realized gains (losses) on
   investments, net...................    12,300      3,117    9,213     2,703       463     (44)    27,511      8,398       112
  Net change in unrealized appreciation
   (depreciation) on investments......    12,362     13,125  (24,505)   44,265    19,701  (2,053)   114,314     19,054    (3,562)
                                         -------     ------   ------    ------    ------   -----    -------     ------     -----
      Net increase (decrease) in net
       assets from operations.........    31,964     18,888  (15,806)   48,909    21,125  (1,780)   153,484     31,018    (3,783)
                                          ------     ------   ------    ------    ------   -----    -------     ------     -----
 Policy transactions (note 5):
  Purchase payments...................   181,194    141,914   13,634    74,745    52,764   4,169    371,300    297,409    32,269
  Transfers between funds.............    14,234     74,887   91,481    86,767    38,476   5,960    100,214    206,753   104,241
  Surrenders and terminations.........   (20,255)   (10,270)       -    (7,693)     (264)      -    (30,572)    (9,230)        -
  Policy loan transactions............    (2,894)   (27,456) (58,475)   (1,876)        -       -    (10,040)    (1,799)      260
  Other transactions (note 2).........   (73,664)   (64,733)  (9,022)  (33,070)  (19,499) (1,199)  (129,653)  (110,168)   (8,625)
                                          ------     ------   ------    ------    ------   -----    -------    -------    ------
      Net increase (decrease) in net
       assets resulting from policy
       transactions...................    98,615    114,342   37,618   118,873    71,477   8,930    301,249    382,965   128,145
                                          ------    -------   ------    ------    ------   -----    -------    -------   -------
Increase (decrease) in net assets.....   130,579    133,230   21,812   167,782    92,602   7,150    454,733    413,983   124,362
Net assets at beginning of year.......   298,014    164,784  142,972   137,129    44,527  37,377    555,276    141,293    16,931
                                         -------    -------  -------   -------   -------  ------   --------    -------   -------
Net assets at end of year.............  $428,593    298,014  164,784   304,911   137,129  44,527  1,010,009    555,276   141,293
                                         =======    =======  =======   =======   =======  ======  =========    =======   =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                           Templeton                     Templeton            Templeton Global
                                                Developing Markets Equity Fund      Global Growth Fund      Asset Allocation Fund
                                                    -----------------------       ----------------------       ---------------
                                                  1996      1995       1994       1996      1995     1994     1996   1995   1994
                                                 ------    ------     ------     ------    ------    -----   ------  ----   -----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...............    $ (275)   (4,311)   (3,996)     3,267      (432)     (81)  (2,353)  (27)     -
  Realized gains (losses) on investments, net.     7,994      (453)      (67)    11,116       587      (51)  12,650    17      -
  Net change in unrealized appreciation
   (depreciation) on investments..............    56,503     4,422    (2,951)    91,158    23,468     (144)  41,378   (15)     -
                                                 -------    ------    -------    ------    ------    -----   -------  ---    ---
      Net increase (decrease) in net assets
       from operations........................    64,222      (342)   (7,014)   105,541    23,623     (276)  51,675   (25)     -
                                                 -------    ------    -------   -------    ------    -----    -----   ---    ---
 Policy transactions (note 5):
  Purchase payments...........................   215,896   169,165    19,997    335,873   237,156   27,117      439     -      -
  Transfers between funds.....................   267,310    63,297    44,206    119,840   114,188   45,458  333,332   311      -
  Surrenders and terminations.................   (10,080)  (18,763)        -    (12,771)   (6,710)       -        -     -      -
  Policy loan transactions....................    (2,638)        -         -     (8,767)   (3,177)       -        -     -      -
  Other transactions (note 2).................   (73,383)  (61,489)   (1,238)  (113,183)  (83,481)  (5,539)  (1,945)  (66)     -
                                                 -------    ------    -------   -------   -------    -----   ------   ---    ---
      Net increase (decrease) in net assets
       resulting from policy transactions.....   397,105   152,210    62,965    320,992   257,976   67,036  331,826   245      -
                                                 -------    ------    -------   -------   -------   ------  -------   ---    ---
Increase (decrease) in net assets.............   461,327   151,868    55,951    426,533   281,599   66,760  383,501   220      -
Net assets at beginning of year...............   207,819    55,951         -    348,359    66,760        -      220     -      -
                                                 -------   -------    ------    -------   -------   ------   ------   ---    ---
Net assets at end of year.....................  $669,146   207,819    55,951    774,892   348,359   66,760  383,721   220      -
                                                 =======   =======    ======    =======   =======   ======  =======   ===    ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                                                                                    Templeton
                                                                                                                  International
                                                                                                                     Smaller
                                                                           Small Cap Fund    Capital Growth Fund  Companies Fund
                                                                           --------------      --------------      ------------
                                                                          1996   1995  1994   1996  1995  1994   1996 1995  1994
                                                                          ----   ----  ----   ----  ----  ----   ---- ----  ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net........................................  $ (131)   -     -       (2   -     -      (4)  -     -
  Realized gains (losses) on investments, net..........................     472    -     -        -   -     -     119   -     -
  Net change in unrealized appreciation (depreciation) on investments..   3,624    -     -     (140)  -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
      Net increase (decrease) in net assets from operations............   3,965    -     -     (142)  -     -     115   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
 Policy transactions (note 5):
  Purchase payments....................................................     683    -     -        -   -     -       -   -     -
  Transfers between funds..............................................  51,952    -     -    4,560   -     -    (115)  -     -
  Surrenders and terminations..........................................      75    -     -        -   -     -       -   -     -
  Policy loan transactions.............................................       -    -     -        -   -     -       -   -     -
  Other transactions (note 2)..........................................    (239)   -     -        -   -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
      Net increase (decrease) in net assets resulting from policy
       transactions....................................................  52,471    -     -    4,560   -     -    (115)  -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
Increase (decrease) in net assets......................................  56,436    -     -    4,418   -     -       -   -     -
Net assets at beginning of year........................................       -    -     -        -   -     -       -   -     -
                                                                         ------   ---   ---  ------  ---   ---   ----  ---   ---
Net assets at end of year.............................................. $56,436    -     -    4,418   -     -       -   -     -
                                                                         ======   ===   ===  ======  ===   ===   ====  ===   ===

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the years ended  December  31,  1996, 1995 and 1994

                                                        Mutual Discovery     Mutual Shares
                                                         Securities Fund    Securities Fund             Total All Funds
                                                         --------------     --------------        --------------------------
                                                        1996   1995  1994   1996  1995  1994      1996        1995        1994
                                                        ----   ----  ----   ----  ----  ----    --------    --------    --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......................   $ (27)   -     -      (39)   -    -      418,292     265,740    146,044
  Realized gains (losses) on investments, net........       -    -     -        2    -    -      417,123     158,860    175,720
  Net change in unrealized appreciation (depreciation)
   on investment.....................................     495    -     -    1,634    -    -      354,212     871,051   (677,502)
                                                       ------   ---   ---  ------   ---  ---    --------    --------    -------
      Net increase (decrease) in net assets from
       operations....................................     468    -     -    1,597    -    -    1,189,627   1,295,651   (355,738)
                                                       ------   ---   ---  ------   ---  ---   ---------    --------    -------
 Policy transactions (note 5):
  Purchase payments..................................       -    -     -        -    -    -    4,448,538   2,830,073  1,005,787
  Transfers between funds............................  50,000    -     -   84,053    -    -      (34,403)    (21,713)    (3,609)
  Surrenders and terminations........................       -    -     -        -    -    -     (265,942)   (367,067)  (232,818)
  Policy loan transactions...........................       -    -     -        -    -    -     (120,512)    (68,456)  (130,967)
  Other transactions (note 2)........................       -    -     -      (44)   -    -     (874,996)   (836,875)  (197,073)
                                                       ------   ---   ---  ------   ---  ---    --------    --------    -------
      Net increase (decrease) in net assets resulting
       from policy transactions......................  50,000    -     -   84,009    -    -    3,152,685   1,535,962    441,320
                                                       ------   ---   ---  ------   ---  ---   ---------   ---------    -------
Increase (decrease) in net assets....................  50,468    -     -   85,606    -    -    4,342,312   2,831,613     85,582
Net assets at beginning of year......................       -    -     -        -    -    -    8,586,624   5,755,011  5,669,429
                                                       ------   ---   ---  ------   ---  ---  ----------   ---------  ---------
Net assets at end of year............................ $50,468    -     -   85,606    -    -   12,928,936   8,586,624  5,755,011
                                                       ======   ===   ===  ======   ===  ===  ==========   =========  =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements
December 31, 1996


1. Organization

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. or other of its affiliated adviser entities, in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.

The Templeton Developing Markets Equity Fund, Templeton Global Growth Fund and Fixed Account were added as available investment options on July 1, 1994. The Templeton Global Asset Allocation Fund and Small Cap Fund were added as
available   investment   options  on  May  1,  1995  and   November  1,  1995,
respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and
Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

2. Significant Accounting Policies (cont.)

Contract Based Expenses

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $715,700, $581,193 and $123,231, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $28,152, $28,613 and $32,516, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended December 31, 1996, 1995 and 1994 were $204,321, $292,695 and $64,030, respectively.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the years ended December 31, 1996, 1995 and 1994, respectively. Net transfers to the Fixed Account during the years ended December 31, 1996, 1995 and 1994 were $34,403, $21,713 and $3,609, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as other transactions.


3. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996:

Money Market Fund.................................$2,269,592
Growth and Income Fund............................   699,549
Precious Metals Fund..............................    80,133
High Income Fund..................................   870,340
Real Estate Securities Fund.......................   139,966
U.S. Government Securities Fund...................   423,315
Utility Equity Fund...............................   200,976
Zero Coupon Fund - 2000...........................    19,311
Zero Coupon Fund - 2005...........................    76,636
Zero Coupon Fund - 2010...........................   285,255
Templeton Global Income Securities Fund...........    46,775
Investment Grade Intermediate Bond Fund...........    14,607
Income Securities Fund............................   342,871
Adjustable U.S. Government Fund...................   233,813
Templeton Pacific Growth Fund.....................   173,362
Rising Dividends Fund.............................   143,668
Templeton International Equity Fund...............   387,255
Templeton Developing Markets Equity Fund..........   436,775
Templeton Global Growth Fund......................   368,252
Templeton Global Asset Allocation Fund............   516,099
Small Cap Fund....................................    63,537
Capital Growth Fund...............................     4,560
Templeton International Smaller Companies Fund....    10,000
Mutual Discovery Securities Fund..................    50,000
Mutual Shares Securities Fund.....................    84,725

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996


5. Policy Transactions - Unit Activity

Transactions in units for each fund for the years ended December 31, 1996, 1995 and 1994, were as follows:

                                                          Growth                                U.S.               Zero    Zero
                                                  Money     and  Precious  High  Real Estate Government  Utility  Coupon  Coupon
                                                 Market   Income  Metals  Income Securities  Securities  Equity   Fund -  Fund -
                                                  Fund     Fund    Fund    Fund     Fund        Fund      Fund     1995    2000
                                                 -------  ------ -------- ------ -----------   ------    ------   ------  -------
Units outstanding at December 31, 1993........   22,430  29,140   7,933   65,065     3,265     38,612    66,241   14,511  15,249
Policy transactions:
 Purchase payments............................   59,285     751      67      265       419         62       654        -       -
 Transfers between funds......................  (31,325)  4,606   6,162     (637)      861     (6,440)   (3,468)       -       -
 Surrenders and terminations..................   (7,250) (2,364)   (578)    (869)        -          -    (1,253)       -    (379)
 Policy loan transactions.....................      (25) (1,687)     (1)     558        14         (1)   (1,010)       -     (72)
 Other transactions...........................   (5,734)   (651)   (142)  (1,002)     (191)      (519)   (1,195)    (186)   (204)
                                                 ------  ------   -----   ------   -------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting
       from policy transactions...............   14,951     655   5,508   (1,685)    1,103     (6,898)   (6,272)    (186)   (655)
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
Units outstanding at December 31, 1994........   37,381  29,795  13,441   63,380     4,368     31,714    59,969   14,325  14,594
                                                 ======  ======  ======   ======   =======     ======    ======   ======  ======
Policy transactions:
 Purchase payments............................   77,441   9,561   1,662    2,463     2,884      1,355     5,744        -       -
 Transfers between funds......................  (57,166)  4,664   1,698    1,925     2,056      1,281     6,185  (14,174)    458
 Surrenders and terminations..................   (3,275) (2,237) (5,150)    (772)     (427)      (965)   (1,893)       -       -
 Policy loan transactions.....................      (17)     38      20       75        (7)      (111)     (695)       -      (3)
 Other transactions...........................   (8,596) (3,800)   (840)  (1,738)   (1,246)      (872)   (3,112)    (151)   (175)
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting
       from policy transactions...............    8,387   8,226  (2,610)   1,953     3,260        688     6,229  (14,325)    280
                                                 ------  ------  ------   ------   -------     ------    ------   ------  ------
Units outstanding at December 31, 1995........   45,768  38,021  10,831   65,333     7,628     32,402    66,198        -  14,874
                                                 ======  ======  ======   ======   =======     ======    ======   ======  ======
 Policy transactions:
  Purchase payments...........................  147,764  12,119   1,115    2,801     2,975      1,329     5,397        -       -
  Transfers between funds..................... (143,612)  9,962  (2,791)  17,863     3,397     12,856    (6,933)       -       1
  Surrenders and terminations.................   (1,836) (1,005)   (438)    (177)      (51)      (400)   (3,354)       -       -
  Policy loan transactions....................     (376)    311     (29)     405       (62)       (22)   (4,007)       -      (3)
  Other transactions..........................     (778) (5,057)   (536)  (1,722)   (1,209)      (961)   (2,782)       -    (185)
                                                 ------- ------  ------   ------    ------     ------    ------   ------  ------
      Net increase (decrease) in
       units resulting from
       policy transactions....................    1,162  16,330  (2,679)  19,170     5,050     12,802   (11,679)       -    (187)
                                                 ------  ------  ------   ------    ------     ------    ------   ------  ------
Units outstanding at December 31, 1996........   46,930  54,351   8,152   84,503    12,678     45,204    54,519        -  14,687
                                                 ======  ======  ======   ======    ======     ======    ======   ======  ======

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Policy Transactions - Unit Activity (cont.)

                                                       Templeton
                                         Zero   Zero     Global    Investment             Adjustable Templeton           Templeton
                                        Coupon Coupon    Income      Grade       Income      U.S.     Pacific  Rising  International
                                         Fund    Fund  Securities Intermediate Securities Government  Growth  Dividends   Equity
                                        - 2005 - 2010     Fund     Bond Fund      Fund       Fund      Fund     Fund       Fund
                                         ------ ------  --------   ---------  ---------- ----------   -------  -------  -----------
Units outstanding at December 31, 1993.. 16,042   7,408    1,537        582      2,104        403       9,924    3,576      1,368
Policy transactions:
 Purchase payments......................      -       -      133        100      1,334        495         998      418      2,526
 Transfers between funds................ (1,953) (3,442)   1,607      5,385      9,100       (213)      6,850      601      8,168
 Surrenders and terminations............ (1,348)      -        -          -          -          -           -        -          -
 Policy loan transactions...............      -      (7)       -          -     (1,567)         -      (4,457)       -         20
 Other transactions.....................   (182)   (155)    (102)       (65)      (457)       (31)       (680)    (121)      (679)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions..................... (3,483) (3,604)   1,638      5,420      8,410        251       2,711      898     10,035
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
Units outstanding at December 31, 1994.. 12,559   3,804    3,175      6,002     10,514        654      12,635    4,474     11,403
                                         ======  ======    =====      =====     ======      =====      ======   ======     ======
Policy transactions:
 Purchase payments......................      -       -    2,992        963     12,397      1,060      10,718    4,625     22,647
 Transfers between funds................      -       -    1,333        562     10,593        966       5,757    3,323     15,984
 Surrenders and terminations............      -       -     (416)    (2,761)      (783)         -        (779)     (23)      (691)
 Policy loan transactions...............    (30)     (6)     (44)         -     (1,137)      (151)     (2,141)       -       (130)
 Other transactions.....................   (147)    (63)  (1,239)      (507)    (4,970)      (516)     (4,868)  (1,699)    (8,383)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................   (177)    (69)   2,626     (1,743)    16,100      1,359       8,687    6,226     29,427
                                         ------  ------    -----      -----     ------      -----      -------  ------     ------
Units outstanding at December 31, 1995.. 12,382   3,735    5,801      4,259     26,614      2,013      21,322   10,700     40,830
                                         ======  ======    =====      =====     ======      =====      =======  ======     ======
Policy transactions:
 Purchase payments......................      -       -    2,551        778     13,495        553      12,100    5,400     24,859
 Transfers between funds................  2,260   8,290      609     (4,635)     5,904     (2,257)        802    6,298      6,586
 Surrenders and terminations............   (149)      -     (138)       (49)    (1,004)       (94)     (1,318)    (581)    (2,070)
 Policy loan transactions...............      -      (7)     (26)         -       (212)         6        (189)    (134)      (665)
 Other transactions.....................   (162)   (122)  (1,041)      (353)    (4,812)      (221)     (4,907)  (2,379)    (8,691)
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................  1,949   8,161    1,955     (4,259)    13,371     (2,013)      6,488    8,604     20,019
                                         ------  ------    -----      -----     ------      -----      ------   ------     ------
Units outstanding at December 31, 1996.. 14,331  11,896    7,756          -     39,985          -      27,810   19,304     60,849
                                         ======  ======    =====      =====     ======      =====      ======   ======     ======

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

5. Policy Transactions - Unit Activity (cont.)

                                                                                           Templeton
                                           Templeton  Templeton Templeton                International  Mutual     Mutual
                                          Developing   Global  Global Asset Small Capital   Smaller    Discovery   Shares    Total
                                        Markets Equity Growth   Allocation   Cap  Growth   Companies  Securities Securities   All
                                             Fund       Fund       Fund      Fund  Fund      Fund        Fund       Fund     Funds
                                         ------------  -------  ----------  ----- ------  ----------  ----------  --------   -----
Units outstanding at December 31, 1993..          -          -        -         -      -         -          -          -    305,390
Policy transactions:
 Purchase payments......................      2,054      2,721        -         -      -         -          -          -     72,282
 Transfers between funds................      4,590      4,585        -         -      -         -          -          -      5,037
 Surrenders and terminations............          -          -        -         -      -         -          -          -    (14,041)
 Policy loan transactions...............          -          -        -         -      -         -          -          -     (8,235)
 Other transactions.....................       (545)      (558)       -         -      -         -          -          -    (13,399)
                                             ------     ------   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................      6,099      6,748        -         -      -         -          -          -     41,644
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1994..      6,099      6,748        -         -      -         -          -          -    347,034
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======

Policy transactions:
 Purchase payments......................     18,183     22,517        -         -      -         -          -          -    197,212
 Transfers between funds................      6,624     11,063       27         -      -         -          -          -      3,159
 Surrenders and terminations............     (2,067)      (627)       -         -      -         -          -          -    (22,866)
 Policy loan transactions...............       (211)      (307)       -         -      -         -          -          -     (4,857)
 Other transactions.....................     (6,418)    (7,923)      (6)        -      -         -          -          -    (57,269)
                                             ------     ------   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy......
       transactions.....................     16,111     24,723       21         -      -         -          -          -    115,379
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1995..     22,210     31,471       21         -      -         -          -          -    462,413
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======

Policy transactions:
 Purchase payments......................     20,769     28,048       39        54      -         -          -          -    282,146
 Transfers between funds................     24,526      9,880   30,441     4,297    391         -      4,953      8,284     (2,628)
 Surrenders and terminations............       (952)    (1,089)       -         6      -         -          -          -    (14,699)
 Policy loan transactions...............       (251)      (718)       -         -      -         -          -          -     (5,979)
 Other transactions.....................     (7,042)    (9,435)    (169)      (19)     -         -          -         (4)   (52,587)
                                             -------     -----   ------     -----   ----       ----     -----      -----     ------
      Net increase (decrease) in
       units resulting from policy
       transactions.....................     37,050     26,686   30,311     4,338    391         -      4,953      8,280    206,253
                                             ------     ------   ------     -----   ----       ----     -----      -----    -------
Units outstanding at December 31, 1996..     59,260     58,157   30,332     4,338    391         -      4,953      8,280    668,666
                                             ======     ======   ======     =====   ====       ====     =====      =====    =======


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1996 follows.

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Money Market Fund
December 31,
 1996...........................................................         46,930       $15.550      $ 729,749           1.18%
 1995...........................................................         45,768        14.898        681,852           1.15
 1994...........................................................         37,381        14.194        530,565           1.21
 1993...........................................................         22,430        13.773        308,920           1.41
 1992...........................................................         26,464        13.532        358,105           1.44

Growth and Income Fund
December 31,
 1996...........................................................         54,351        31.393      1,706,254           1.25
 1995...........................................................         38,021        27.700      1,053,166           1.27
 1994...........................................................         29,795        21.010        625,982           1.29
 1993...........................................................         29,140        21.604        629,549           1.33
 1992...........................................................         36,756        19.733        725,302           1.37

Precious Metals Fund
December 31,
 1996...........................................................          8,152        15.704        128,017           1.40
 1995...........................................................         10,831        15.214        164,784           1.41
 1994...........................................................         13,441        14.977        201,295           1.43
 1993...........................................................          7,933        15.396        122,135           1.43
 1992...........................................................         16,401         9.967        163,472           1.44

High Income Fund
December 31,
 1996...........................................................         84,503        22.188      1,874,953           1.29
 1995...........................................................         65,333        19.628      1,282,342           1.31
 1994...........................................................         63,380        16.512      1,046,519           1.35
 1993...........................................................         65,065        17.020      1,107,418           1.39
 1992...........................................................         65,825        14.815        975,210           1.43

Real Estate Securities Fund
December 31,
 1996...........................................................         12,678        27.568        349,516           1.32
 1995...........................................................          7,628        20.913        159,525           1.34
 1994...........................................................          4,368        17.928         78,309           1.37
 1993...........................................................          3,265        17.556         57,318           1.42
 1992...........................................................          3,450        14.862         51,275           1.44

U.S. Government Securities Fund
December 31,
 1996...........................................................         45,204        20.532        928,142           1.26
 1995...........................................................         32,402        19.966        646,949           1.27
 1994...........................................................         31,714        16.840        534,051           1.28
 1993...........................................................         38,612        17.775        686,329           1.29
 1992...........................................................         39,596        16.324        646,356           1.34


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Utility Equity Fund
December 31,
 1996...........................................................         54,519       $24.816     $1,352,938           1.25%
 1995...........................................................         66,198        23.353      1,545,922           1.25
 1994...........................................................         59,969        17.912      1,074,173           1.27
 1993...........................................................         66,241        20.406      1,351,721           1.26
 1992...........................................................         72,790        18.600      1,353,865           1.30

Zero Coupon Fund - 1995
December 31,
 1995 1.........................................................         10,963        18.957        207,834           1.15+
 1994...........................................................         14,325        17.823        255,331           1.15
 1993...........................................................         14,511        17.832        258,760           1.11
 1992...........................................................         14,686        16.719        245,536           1.00

Zero Coupon Fund - 2000
December 31,
 1996...........................................................         14,687        23.880        350,723           1.15
 1995...........................................................         14,874        23.491        349,422           1.15
 1994...........................................................         14,594        19.614        286,240           1.15
 1993...........................................................         15,249        21.191        323,131           1.12
 1992...........................................................         15,439        18.380        283,774           1.00

Zero Coupon Fund - 2005
December 31,
 1996...........................................................         14,331        26.888        385,323           1.15
 1995...........................................................         12,382        27.229        337,160           1.15
 1994...........................................................         12,559        20.821        261,513           1.15
 1993...........................................................         16,042        23.198        372,147           1.12
 1992...........................................................         17,524        19.121        335,065           1.00

Zero Coupon Fund - 2010
December 31,
 1996...........................................................         11,896        29.931        356,054           1.15
 1995...........................................................          3,735        30.991        115,736           1.15
 1994...........................................................          3,804        21.866         83,178           1.15
 1993...........................................................          7,408        24.745        183,310           1.00
 1992...........................................................          3,968        19.877         78,869           1.00

Templeton Global Income Securities Fund
December 31,
 1996...........................................................          7,756        16.700        129,516           1.36
 1995...........................................................          5,801        15.347         89,028           1.39
 1994...........................................................          3,175        13.483         42,818           1.46
 1993...........................................................          1,537        14.297         21,976           1.48
 1992...........................................................          1,562        12.346         19,280           1.42

Investment Grade Intermediate Bond Fund
December 31,
 1996 2.........................................................          4,699        15.617         73,376           1.35+
 1995...........................................................          4,259        15.260         64,990           1.36
 1994...........................................................          6,002        13.978         83,891           1.38
 1993...........................................................            582        14.017          8,158           1.41
 1992...........................................................            588        13.009          7,652           1.43


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------      -----------
Income Securities Fund
December 31,
 1996...........................................................         39,985       $21.747      $ 869,551           1.25%
 1995...........................................................         26,614        19.691        524,066           1.26
 1994...........................................................         10,514        16.208        170,404           1.29
 1993...........................................................          2,104        17.423         36,655           1.31
 1992...........................................................          1,598        14.799         23,648           1.42

Adjustable U.S. Government Fund
December 31,
 1996 2.........................................................         18,047        12.873        232,322           1.34+
 1995...........................................................          2,013        12.352         24,865           1.34
 1994...........................................................            654        11.374          7,427           1.32
 1993...........................................................            403        11.481          4,622           1.33
 1992...........................................................            410        11.170          4,577           1.35

Templeton Pacific Growth Fund
December 31,
 1996...........................................................         27,810        15.412        428,593           1.74
 1995...........................................................         21,322        13.977        298,014           1.76
 1994...........................................................         12,635        13.042        164,784           1.82
 1993...........................................................          9,924        14.407        142,972           1.89
 1992 3.........................................................            586         9.816          5,750           2.06+

Rising Dividends Fund
December 31,
 1996...........................................................         19,304        15.795        304,911           1.51
 1995...........................................................         10,700        12.816        137,129           1.53
 1994...........................................................          4,474         9.952         44,527           1.55
 1993...........................................................          3,576        10.453         37,377           1.54
 1992 3.........................................................          1,899        10.909         20,717           1.42+

Templeton International Equity Fund
December 31,
 1996...........................................................         60,849        16.598      1,010,009           1.64
 1995...........................................................         40,830        13.600        555,276           1.67
 1994...........................................................         11,403        12.390        141,293           1.74
 1993...........................................................          1,368        12.375         16,931           1.87
 1992 3.........................................................              -         9.697              -           2.52+

Templeton Developing Markets Equity Fund
December 31,
 1996...........................................................         59,260        11.292        669,146           2.24
 1995...........................................................         22,210         9.357        207,819           2.16
 1994 4.........................................................          6,099         9.173         55,951           2.28+

Templeton Global Growth Fund
December 31,
 1996...........................................................         58,157        13.324        774,892           1.68
 1995...........................................................         31,471        11.069        348,359           1.72
 1994 4.........................................................          6,748         9.894         66,760           1.89+

Templeton Global Asset Allocation Fund
December 31,
 1996...........................................................         30,332        12.651        383,721           1.61
 1995 5.........................................................             21        10.637            220           1.65+


ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Unit Values (cont.)

                                                                                                                Ratio of Expenses
                                                                                                                   to Average
                                                                  Units Outstanding  Unit Value    Net Assets      Net Assets*
                                                                  -----------------  ----------    ----------     ------------
Small Cap Fund
December 31,
 1996...........................................................          4,338       $13.011       $ 56,436           1.52%
 1995 6.........................................................              -        10.157              -           1.65+

Capital Growth Fund
December 31,
 1996 7.........................................................            391        11.303          4,418           1.52+

Templeton International Smaller Companies Fund
December 31,
 1996 7.........................................................              -        11.194              -           1.53+

Mutual Discovery Securities Fund
December 31,
 1996 8.........................................................          4,953        10.190         50,468           2.12+

Mutual Shares Securities Fund
December 31,
 1996 8.........................................................          8,280        10.339         85,606           1.75+

*For the year ended December 31, including the effect of the expenses of the underlying  funds.
+Annualized.
1Period from January 1, 1995 to December 15, 1995 (fund closure).
2Period from January 1, 1996 to October 25, 1996 (fund closure).
3Period from January 27, 1992 (fund commencement) to December 31, 1992. 4Period from July 1, 1994 (fund commencement) to December 31, 1994.
5Period from May 1, 1995 (fund commencement) to December 31, 1995.
6Period from November 1, 1995 (fund commencement) to December 31, 1995. 7Period from May 1, 1996 (fund commencement) to December 31, 1996.
8Period from November 8, 1996 (fund commencement) to December 31, 1996.






                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES

                        Consolidated Financial Statements


                           December 31, 1996 and 1995

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402







                          Independent Auditors' Report




The Board of Directors
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America (a wholly owned subsidiary of Allianz of America, Inc.) and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1996 and 1995, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the consolidated financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                           KPMG Peat Marwick LLP


February 4, 1997

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                 (in thousands)

               Assets                                                         1996                    1995
---------------------------------------------------------------------------------------------------------------------
Investments:
  Fixed maturities, at market                                         $   2,768,306               2,549,598
  Equity securities, at market                                              327,834                 254,458
  Mortgage loans on real estate                                             245,559                 203,128
  Real estate, at cost                                                       34,129                   8,806
  Investment in real estate partnerships, at equity                          10,695                  11,975
  Certificates of deposit and short-term securities                         204,972                  31,501
  Policy loans                                                              103,708                 104,184
  Other long-term investments                                                   124                     650
---------------------------------------------------------------------------------------------------------------------
                     Total investments                                    3,695,327               3,164,300


Cash                                                                         37,992                  36,449
Accrued investment income                                                    36,130                  36,858
Receivables (net of allowance for uncollectible
  accounts of $4,630 in 1996 and $7,697 in 1995)                            155,278                 124,700
Reinsurance receivable:
  Funds held on deposit                                                   1,101,716               1,060,566
  Recoverable on future policy benefit reserves                              48,909                  43,248
  Recoverable on unpaid claims                                              142,199                 109,075
  Receivable on paid claims                                                  18,240                  22,172
Prepaid insurance premiums                                                    4,840                   4,078
Home office property and equipment (net of accumulated
  depreciation of $20,090 in 1996 and $21,256 in 1995)                        9,590                   8,790
Deferred acquisition costs                                                  863,338                 826,994
Federal income tax recoverable                                               12,455                   3,947
Other assets                                                                 11,622                  11,048
---------------------------------------------------------------------------------------------------------------------
                     Assets, exclusive of separate account assets         6,137,636               5,452,225


Separate account assets                                                   9,520,561               8,402,003

---------------------------------------------------------------------------------------------------------------------
                     Total assets                                     $  15,658,197              13,854,228
=====================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                     Consolidated Balance Sheets, continued

                           December 31, 1996 and 1995
                                 (in thousands)

                                                                              1996                    1995
---------------------------------------------------------------------------------------------------------------------
Liabilities:
  Future policy benefit reserves:
    Life                                                             $    1,204,633               1,088,964
    Annuity                                                               2,879,221               2,601,943
  Policy and contract claims                                                438,824                 371,898
  Unearned premiums                                                          32,176                  34,181
  Reinsurance payable                                                        96,857                  72,838
  Deferred income taxes                                                     150,760                 140,174
  Accrued expenses                                                           84,254                  66,779
  Commissions due and accrued                                                37,103                  22,979
  Other policyholder funds                                                   52,267                  82,138
  Other liabilities                                                         147,364                  19,137
---------------------------------------------------------------------------------------------------------------------
            Liabilities, exclusive of separate account liabilities        5,123,459               4,501,031

  Separate account liabilities                                            9,520,561               8,402,003

---------------------------------------------------------------------------------------------------------------------
                     Total liabilities                                   14,644,020              12,903,034
---------------------------------------------------------------------------------------------------------------------


Stockholder's equity:
  Common stock, $1 par value, 20 million shares
     authorized, issued and outstanding                                      20,000                  20,000
  Preferred stock, $1 par value, cumulative,
     200 million shares authorized, 25 million shares
     issued and outstanding                                                  25,000                  25,000
  Additional paid-in capital                                                407,088                 407,088
  Net unrealized gain on investments
     net of deferred federal income taxes                                   102,637                 139,204
  Net unrealized Canadian currency loss                                      (3,473)                 (3,455)
  Retained earnings                                                         462,925                 363,357
---------------------------------------------------------------------------------------------------------------------
                     Total stockholder's equity                           1,014,177                 951,194

Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------

            Total liabilities and stockholder's equity               $   15,658,197              13,854,228
=====================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                    1996                        1995                      1994
----------------------------------------------------------------------------------------------------------------------------------
Revenue:
  Life insurance premiums                                 $       284,084                     257,647                   234,295
  Other life policy considerations                                 85,747                      93,158                    92,254
  Annuity considerations                                          170,656                     147,112                   120,240
  Accident and health premiums                                    603,230                     527,059                   547,508
----------------------------------------------------------------------------------------------------------------------------------
                     Total premiums and considerations          1,143,717                   1,024,976                   994,297

  Premiums ceded                                                  277,163                     223,226                   244,208
----------------------------------------------------------------------------------------------------------------------------------
                     Net premiums and considerations              866,554                     801,750                   750,089

  Investment income, net                                          222,622                     201,158                   181,291
  Realized investment gains, net                                   28,561                      29,202                       829
  Other                                                             6,193                      10,140                    12,703
----------------------------------------------------------------------------------------------------------------------------------
                     Total revenue                              1,123,930                   1,042,250                   944,912
----------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Life insurance benefits                                         281,441                     268,163                   254,326
  Annuity benefits                                                153,238                     145,636                   131,793
  Accident and health insurance benefits                          434,793                     374,743                   379,122
----------------------------------------------------------------------------------------------------------------------------------
                     Total benefits                               869,472                     788,542                   765,241

  Benefit recoveries                                              249,552                     210,702                   212,144
----------------------------------------------------------------------------------------------------------------------------------
                     Net benefits                                 619,920                     577,840                   553,097

  Commissions and other agent compensation                        267,714                     233,939                   313,715
  General and administrative expenses                              99,018                     115,419                   111,116
  Taxes, licenses and fees                                         19,959                      17,672                    22,514
  Increase in deferred acquisition costs, net                     (36,344)                    (28,552)                 (132,090)
  Minority interest in income of consolidated
    subsidiary                                                          0                         (30)                      (66)
----------------------------------------------------------------------------------------------------------------------------------
                     Total benefits and expenses                  970,267                     916,288                   868,286
----------------------------------------------------------------------------------------------------------------------------------

            Income from operations before income taxes            153,663                     125,962                    76,626
----------------------------------------------------------------------------------------------------------------------------------

Income tax expense:
  Current                                                          21,936                      12,993                     5,098
  Deferred                                                         30,559                      25,772                    16,053
----------------------------------------------------------------------------------------------------------------------------------
                     Total income tax expense                      52,495                      38,765                    21,151
----------------------------------------------------------------------------------------------------------------------------------


                     Net income                           $       101,168                      87,197                    55,475
==================================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                 Consolidated Statements of Stockholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                                    1996                        1995                      1994
----------------------------------------------------------------------------------------------------------------------------------
Common stock:
  Balance at beginning and end of year                    $        20,000                      20,000                    20,000
----------------------------------------------------------------------------------------------------------------------------------

Preferred Stock:
  Balance at beginning of year                                     25,000                      40,000                         0
  Issuance of stock during the year                                     0                           0                    40,000
  Redemption of stock during the year                                   0                     (15,000)                        0
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                           25,000                      25,000                    40,000
----------------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital:
  Balance at beginning of year                                    407,088                     406,494                   401,304
  Additional contribution from parent                                   0                         594                     5,190
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          407,088                     407,088                   406,494
----------------------------------------------------------------------------------------------------------------------------------

Net unrealized gain (loss) on investments:
  Balance at beginning of year                                    139,204                     (62,073)                    9,071
  Cumulative effect of implementation of Statement
     No. 115, net of deferred federal income taxes                      0                           0                    74,866
  Net unrealized gain on securities transferred
     from held-to-maturity to available-for-sale
     classification, net of deferred federal income taxes               0                       1,789                         0
  Net unrealized gain (loss) during the year,
     net of deferred federal income taxes                         (36,567)                    199,488                  (146,010)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          102,637                     139,204                   (62,073)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized Canadian currency loss:
  Balance at beginning of year                                     (3,455)                     (3,787)                   (2,708)
  Net unrealized gain (loss) during the year,
     net of deferred federal income taxes                             (18)                        332                    (1,079)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                           (3,473)                     (3,455)                   (3,787)
----------------------------------------------------------------------------------------------------------------------------------

Retained earnings:
  Balance at beginning of year                                    363,357                     278,811                   223,749
  Net income                                                      101,168                      87,197                    55,475
  Cash dividend to stockholder                                     (1,600)                     (2,651)                     (413)
----------------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                          462,925                     363,357                   278,811
----------------------------------------------------------------------------------------------------------------------------------

       Total stockholder's equity                         $     1,014,177                     951,194                   679,445
==================================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

                                                               1996           1995          1994
-----------------------------------------------------------------------------------------------------------
Cash flows used in operating activities:
  Net income                                              $  101,168         87,197        55,475
-----------------------------------------------------------------------------------------------------------

    Adjustments to reconcile net income to net
      cash used in operating activities:
        Realized gains on investments                        (28,561)       (29,202)         (829)
        Deferred federal income tax expense                   30,559         25,772        16,053
        Charges to policy account balances                   (84,069)      (120,254)     (125,488)
        Interest credited to policy account balances         166,766        169,151       150,490
        Change in:
          Accrued investment income                              728         (2,072)         (764)
          Receivables                                        (30,578)       (13,300)       12,040
          Reinsurance receivables                           (119,384)      (190,953)      (93,453)
          Deferred acquisition costs                         (36,344)       (28,552)     (132,090)
          Future policy benefit reserves                      76,478         66,932        20,791
          Policy and contract claims
            and other policyholder funds                      37,055         25,116        25,072
          Unearned premiums                                   (2,005)        (6,195)       (1,194)
          Reinsurance payable                                 24,019         (8,669)       19,779
          Current tax recoverable                             (8,508)          (153)       (6,255)
          Accrued expenses and other liabilities              15,506         17,365         7,556
          Commissions due and accrued                         14,124         (1,211)        3,316
        Depreciation and amortization                        (25,874)       (23,391)      (11,498)
        Other, net                                            (1,568)           916           (86)
-----------------------------------------------------------------------------------------------------------
               Total adjustments                              28,344       (118,700)     (116,560)
-----------------------------------------------------------------------------------------------------------

               Net cash used in operating activities         129,512        (31,503)      (61,085)
-----------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                Consolidated Statements of Cash Flows, continued

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
                                                                    1996                1995               1994
------------------------------------------------------------------------------------------------------------------------
Cash flows used in operating activities                           129,512             (31,503)           (61,085)

Cash flows used in investing activities:
  Purchase of fixed maturities, at market                   $  (1,324,676)         (1,533,290)          (928,532)
  Purchase of equity securities                                  (137,304)           (166,701)          (145,267)
  Purchase of real estate                                         (26,980)                  0                  0
  Funding of mortgage loans                                       (70,265)            (66,301)           (64,808)
  Sale of fixed maturities, at market                           1,043,748           1,242,988            791,659
  Matured or redeemed fixed maturities, at amortized cost               0               7,022              4,342
  Matured fixed maturities, at market                               2,711              38,991             32,508
  Sale of equity securities                                       122,788              97,619            150,347
  Sale of real estate                                               4,324                   0                  0
  Repayment of mortgage loans                                      23,317              25,563             28,206
  Purchase of minority interest's shares in subsidiary                  0              (7,903)                 0
  Net change in certificates of deposit and
    short-term securities                                        (173,471)            123,806            (96,344)
  Change in liability related to
    reverse repurchase transactions                               130,196             (58,150)            58,150
  Other                                                             2,090              (2,851)            (6,699)
------------------------------------------------------------------------------------------------------------------------

           Net cash used in investing activities                 (403,522)           (299,207)          (176,438)
------------------------------------------------------------------------------------------------------------------------


Cash flows used in financing activities:
  Policyholders' deposits to account balances               $     592,670             553,699            526,918
  Policyholders' withdrawals from account balances               (368,490)           (291,102)          (235,309)
  Change in assets held under reinsurance agreements               52,973              36,354            (59,349)
  Net change in mortgage notes payable                                  0              (1,049)               (39)
  Additional paid-in capital from parent                                0                 594              5,190
  Preferred stock transactions                                          0             (15,000)            40,000
  Cash dividends paid                                              (1,600)             (2,651)              (413)
------------------------------------------------------------------------------------------------------------------------

           Net cash used in financing activities                  275,553             280,845            276,998
------------------------------------------------------------------------------------------------------------------------

           Net change in cash                                       1,543             (49,865)            39,475

Cash at beginning of year                                          36,449              86,314             46,839
------------------------------------------------------------------------------------------------------------------------

Cash at end of year                                         $      37,992              36,449             86,314
========================================================================================================================

See accompanying notes to consolidated financial statements.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell both group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1996 gross premium volume, 14%, 64% and 22% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with an unrelated insurance company.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

RECOGNITION  OF  TRADITIONAL  LIFE,  GROUP  LIFE AND GROUP  ACCIDENT  AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

RECOGNITION OF NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY REVENUE

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISTION COSTS

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1996, 1995 and 1994 were $137,618, $117,782 and $108,676, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31, 1996 and 1995.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

REINSURANCE

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)
INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost. Debt and equity securities bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity, net of deferred taxes. At January 1, 1994, the Company classified the majority of its investment portfolio as "available-for-sale securities" with a limited number of securities classified as "held-to-maturity".

At December 31, 1995, the Company transferred all of its securities with an amortized cost of $83,357 classified as "held-to-maturity' to the "available-for-sale" classifications as provided in the Financial Accounting Standards Board (FASB) Special Report on the implementation of SFAS No. 115. The effect of this transfer was an increase in stockholder's equity of $1,789. All of the Company's investment portfolio is classified as "available-for-sale" at December 31, 1996 and 1995.

Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. During 1995, the Company adopted SFAS No. 114, Accounting by Creditors for Impairment of a Loan and SFAS No. 118, Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures. SFAS No. 114 addresses accounting by creditors for impairment of certain loans. It requires that impaired loans within the scope of the Statement be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, alternatively, at the loan's observable market price of the fair value of supporting collateral. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. SFAS No. 118 permits existing income recognition practices to continue. The Company does not accrue interest on impaired loans and accounts for interest income on a cash basis. The adoption of these Statements did not have a material impact on the Company's net income or financial position.

Investments in real estate are reflected at the lower of cost or market value. Real estate occupied by the Company is reflected at cost, less accumulated depreciation. Investments in real estate, exclusive of land, are being depreciated on a straight-line basis over estimated useful lives ranging from 3 to 30 years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1996 and 1995,  investments with a carrying value of $102,361
and  $37,879,  respectively,   were  held  on  deposit  with  various  insurance
departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

INCOME TAXES

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

In 1996, the Company adopted SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of by a company. No adjustments were made to the consolidated financial statements upon adoption of this pronouncement.

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In June 1996, the FASB issued SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. In December 1996, the FASB issued SFAS No. 127, Deferral of the Effective Date of Certain Provisions of FASB Statement No. 125, which defers the effective date of certain paragraphs of SFAS No. 125 that are applicable to the Company. The Statements which address transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996, is to be applied prospectively. Earlier or retroactive application is not permitted. As a result of SFAS No. 127, the Company will adopt SFAS No. 125 at January 1, 1998. Adoption of these pronouncements is not expected to have a significant impact on the consolidated financial statements.

RECLASSIFICATIONS

Certain  1995   balances  have  been   reclassified   to  conform  to  the  1996
presentation.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(2)  INVESTMENTS


     Investments at December 31, 1996 consist of:

                                                                                              Amount
                                          Amortized                  Estimated               shown on
                                            cost                        fair                  balance
                                           or cost                     value                   sheet
--------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Government                      $    620,236                    645,264                645,264
  States and political subdivisions             419                        424                    424
  Foreign government                        304,589                    309,394                309,394
  Public utilities                            6,466                      7,041                  7,041
  Corporate securities                    1,025,189                  1,040,322              1,040,322
  Mortgage backed securities                669,181                    687,054                687,054
  Collateralized mortgage obligations        78,331                     78,807                 78,807
--------------------------------------------------------------------------------------------------------

     Total fixed maturities            $  2,704,411                  2,768,306              2,768,306
--------------------------------------------------------------------------------------------------------

Equity securities:
  Common stocks:
     Public utilities                         4,941                      5,087                  5,087
     Banks, trusts and insurance
       companies                              8,132                     10,528                 10,528
     Industrial and miscellaneous           211,520                    301,691                301,691
  Nonredeemable preferred stocks              9,496                     10,528                 10,528
--------------------------------------------------------------------------------------------------------

     Total equity securities           $    234,089                    327,834                327,834
--------------------------------------------------------------------------------------------------------

Other investments:
  Mortgage loans on real estate             245,559                  XXXXXXXXX                245,559
  Real estate:
    Investment properties                    34,129                  XXXXXXXXX                 34,129
    Partnerships                             10,695                  XXXXXXXXX                 10,695
  Certificates of deposit and
    short term securities                   204,972                  XXXXXXXXX                204,972
  Policy loans                              103,708                  XXXXXXXXX                103,708
  Other long term investments                   124                  XXXXXXXXX                    124
--------------------------------------------------------------------------------------------------------

     Total other investments           $    599,187                  XXXXXXXXX                599,187
--------------------------------------------------------------------------------------------------------

     Total investments                 $  3,537,687                  XXXXXXXXX              3,695,327
========================================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

At December 31, 1996 and 1995, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of available-for-sale securities are as follows:

                                         Amortized       Gross         Gross       Estimated
                                           cost        unrealized    unrealized      fair
                                          or cost         gains        losses        value
---------------------------------------------------------------------------------------------------

1996:
  U.S. Government                          620,236        25,954         926        645,264
  States and political subdivisions            419             5           0            424
  Foreign government                       304,589         6,090       1,285        309,394
  Public utilities                           6,466           575           0          7,041
  Corporate securities                   1,025,189        24,137       9,004      1,040,322
  Mortgage backed securities               669,181        18,444         571        687,054
  Collateralized mortgage obligations       78,331           995         519         78,807
---------------------------------------------------------------------------------------------------
     Total fixed maturities              2,704,411        76,200      12,305      2,768,306
  Equity securities                        234,089        98,711       4,966        327,834
---------------------------------------------------------------------------------------------------

     Total                            $  2,938,500       174,911      17,271      3,096,140
===================================================================================================

1995:
  U.S. Government                          793,311        74,482           0        867,793
  States and political subdivisions            469            12           0            481
  Foreign government                       254,457        11,613         273        265,797
  Public utilities                          32,100         4,628           0         36,728
  Corporate securities                     709,906        41,746       4,043        747,609
  Mortgage backed securities               516,538        31,644           0        548,182
  Collateralized mortgage obligations       80,949         2,751         692         83,008
---------------------------------------------------------------------------------------------------
     Total fixed maturities              2,387,730       166,876       5,008      2,549,598
  Equity securities                        201,608        61,753       8,903        254,458
---------------------------------------------------------------------------------------------------

     Total                            $  2,589,338       228,629      13,911      2,804,056
===================================================================================================

The changes in unrealized gains (losses) on fixed maturities available-for-sale securities were $(97,973), $261,471 and $(214,245) in each of the years ended December 31, 1996, 1995, 1994 and the change in unrealized losses on held-to-maturity securities was $(8,783) for the year ended December 31, 1994.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks, and other investments were $40,895, $48,186 and $(9,587) for the years ended December 31, 1996, 1995 and
1994, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


The amortized cost and estimated fair value of fixed maturities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            Amortized       Estimated
                                              cost          fair value
--------------------------------------------------------------------------------
  Due in one year or less                 $     4,523           4,689
  Due after one year through five years       337,770         347,854
  Due after five years through ten years    1,261,874       1,287,172
  Due after ten years                         352,732         362,730
  Mortgage backed securities                  747,512         765,861
--------------------------------------------------------------------------------

  Totals                                  $ 2,704,411       2,768,306
================================================================================

Gross gains of $43,696, $41,962 and $26,848 and gross losses of $16,834, $14,607 and $26,805 were realized on sales of available-for-sale securities in 1996, 1995 and 1994, respectively; related taxes were $9,402, $9,574 and $715 in 1996, 1995 and 1994, respectively. Proceeds from redemptions of held-to-maturity securities during 1995 and 1994 were $7,022 and $4,342, respectively, with no gain or loss realized on the transactions.

Net realized  investment  gains (losses) for the respective years ended December
31 are summarized as follows:

                                        1996         1995         1994
--------------------------------------------------------------------------------
Fixed maturities, at market         $   8,897       21,877       (2,712)
Equity securities                      17,964        5,478        2,745
Mortgage loans                         (1,129)        (687)      (1,667)
Real estate                             3,104        2,530        2,067
Other                                    (275)           4          396
--------------------------------------------------------------------------------
    Net gains before taxes             28,561       29,202          829

Tax expense on net realized gains       9,996       10,218          352
--------------------------------------------------------------------------------

    Net gains after taxes           $  18,565       18,984          477
================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


In 1995, in conjunction with an expanded marketing agreement, the Company provided an unrelated insurance company with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter at the one-year LIBOR plus 1%. If converted, the Company would obtain an approximate 10% equity ownership in the unrelated company. The Company has no intention of converting the debenture in the near term.

During 1996 and 1995, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1996, mortgage backed securities underlying the agreements were carried at a market value of $124,281 and other liabilities included $130,196 for funds received under these agreements. As of December 31, 1995 there were no outstanding amounts under the Company's dollar roll program. Average balances outstanding were $83,602 and $67,735 and weighted average interest rates were 7.5% and 7.4% during 1996 and 1995, respectively. The maximum balance outstanding during 1996 was $130,196.

During 1996 and 1995, the Company participated in a securities lending program administered by AZOA's investment division. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loan equal to 102 percent of the estimated market value and accrued interest on the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. There were no securities on loan at December 31, 1996 and 1995.

Impaired mortgage loans are defined as those where it is probable that amounts due according to contractual terms, including principal and interest, will not be collected. Impaired mortgage loans are measured by the Company at the fair value of collateral. Interest income on impaired mortgage loans is recorded on a cash basis. There were no impaired loans held by the Company as of December 31, 1996. Below is a summary of impaired mortgage loans as of December 31, 1995.

                                Impaired                 Impaired            Total
                             mortgage loans           mortgage loans        impaired
                             with a related          without a related      mortgage
                                allowance                allowance           loans
----------------------------------------------------------------------------------------
1995:
Balance                      $    9,210                    8,541             17,751
Related allowance                 3,580                                       3,580
----------------------------------------------------------------------------------------

Balance, net of allowance    $    5,630                    8,541             14,171
========================================================================================

Below is a summary of interest income on impaired mortgage loans.
                                                                          1996       1995
-----------------------------------------------------------------------------------------------
Average principal balance of impaired mortgage loans                $    9,835      19,671
Total interest income on impaired mortgage loans                           557       1,100
Interest income on impaired mortgage loans recorded on a cash basis        557       1,100
-----------------------------------------------------------------------------------------------

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


The valuation allowances at December 31, 1996, 1995 and 1994 and the changes in the allowance for the years then ended are summarized as follows:

                                                             Writedowns
                               Beginning     Charged to      Charged to                       End
                                of year      Operations      Allowance      Recoveries      of year
----------------------------------------------------------------------------------------------------------
December 31, 1996:
  Mortgage loans              $  10,487            0             0            3,208          7,279

----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  10,487            0             0            3,208          7,279
==========================================================================================================

December 31, 1995:
  Mortgage loans              $  11,552          914             0            1,979         10,487
  Investment in real estate       1,550            0             0            1,550              0
----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  13,102          914             0            3,529         10,487
==========================================================================================================

December 31, 1994:
  Mortgage loans              $  11,552        1,598             0            1,598         11,552
  Investment in real estate       1,550            0             0                0          1,550
----------------------------------------------------------------------------------------------------------

Total valuation allowance     $  13,102        1,598             0            1,598         13,102
==========================================================================================================

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                               1996        1995       1994
--------------------------------------------------------------------------------
Interest:
  Fixed maturities, at amortized cost     $        0       6,284      6,966
  Fixed maturities, at market                178,664     158,421    141,611
  Mortgage loans                              19,267      16,125     13,706
  Policy loans                                 7,013       6,688      6,329
  Short-term investments                      10,688       7,182      3,012
Dividends:
  Preferred stock                                818         581        495
  Common stock                                 4,527       3,204      2,673
Rental income on real estate                   3,161       2,781      3,135
Interest on assets held by reinsurers          9,709      10,445     10,470
Other                                          2,183         833        577
--------------------------------------------------------------------------------
  Total investment income                    236,030     212,544    188,974

Investment expenses                           13,408      11,386      7,683
--------------------------------------------------------------------------------

  Net investment income                   $  222,622     201,158    181,291
================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(3)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                          1996                               1995
--------------------------------------------------------------------------------------------------------------------
                                              Carrying          Fair               Carrying           Fair
                                               Amount           Value               Amount            Value
                                           --------------    -----------         -------------    ------------
Financial assets
----------------
  Fixed maturities, at market:
     U.S. Government                       $    645,264        645,264              867,793          867,793
     States and political subdivisions              424            424                  481              481
     Foreign governments                        309,394        309,394              265,797          265,797
     Public utilities                             7,041          7,041               36,728           36,728
     Corporate securities                     1,040,322      1,040,322              747,609          747,609
     Mortgage backed securities                 687,054        687,054              548,182          548,182
     Collateralized mortgage obligations         78,807         78,807               83,008           83,008
  Equity securities                             327,834        327,834              254,458          254,458
  Mortgage loans                                245,559        252,825              203,128          212,766
  Short term investments                        204,972        204,972               31,501           31,501
  Policy loans                                  103,708        103,708              104,184          104,184
  Other long term investments                       124            124                  650              650
  Receivables                                   155,278        155,278              124,700          124,700
  Separate accounts assets                    9,520,561      9,520,561            8,402,003        8,402,003

Financial liabilities
---------------------
  Investment contracts                        3,297,973      2,747,914            3,063,100        2,542,260
  Separate account liabilities                9,520,561      9,324,358            8,402,003        8,181,725
--------------------------------------------------------------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4)  RECEIVABLES

Receivables at December 31 consist of the following:

                                         1996               1995
-------------------------------------------------------------------------
Premiums due                         $ 125,216             83,695
Agents balances                          5,523              7,236
Related party receivables                2,099                922
Reinsurance commission receivable        7,515             16,693
Scholarship enrollment fees              8,025              6,822
Due from administrators                  3,244              6,149
Other                                    3,656              3,183
-------------------------------------------------------------------------

     Total receivables               $ 155,278            124,700
=========================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

(5)  ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1996 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $14,348, $18,858 and $11,149 in 1996, 1995 and 1994, respectively, is summarized as follows:

                                                              1996            1995          1994
--------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
  recoverables of $99,292, $96,090 and $86,551           $  191,804         185,028       170,123
Incurred related to:
  Current year                                              271,308         242,024       230,995
  Prior years                                               (11,642)         (9,163)       (7,290)
--------------------------------------------------------------------------------------------------------
Total incurred                                              259,666         232,861       223,705
--------------------------------------------------------------------------------------------------------
Paid related to:
  Current year                                              107,842         100,165        82,338
  Prior years                                               127,032         125,920       126,462
--------------------------------------------------------------------------------------------------------
Total paid                                                  234,874         226,085       208,800
--------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
  recoverables of $114,230, $99,292 and $96,090          $  216,596         191,804       185,028
========================================================================================================

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.

(6)  REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1996 are $53,036, $799,499 and $248,389 recoverable from three insurers who, as of December 31, 1996, were rated A+, A+ and B++, respectively, by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)

Life  insurance,  annuities  and accident and health  business  assumed from and ceded to other companies is as follows:
                                                                                                Percentage
                                                      Assumed          Ceded                    of amount
                                      Gross           from other      to other         Net       assumed
    Year ended                        amount          companies       companies       amount      to net
-----------------------------------------------------------------------------------------------------------------
December 31, 1996:

Life insurance In force            $ 37,527,994      44,073,247       6,126,541     75,474,700     58.4%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        235,837         133,994          37,986        331,845     40.4%
  Annuities                             169,503           1,153          12,769        157,887      0.7%
  Accident and health insurance         396,051         207,179         226,408        376,822     55.0%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     801,391         342,326         277,163        866,554     39.5%
=================================================================================================================

December 31, 1995:

Life insurance In force            $ 39,601,531      28,790,199       6,884,645     61,507,085     46.8%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        242,704         108,102          40,291        310,515     34.8%
  Annuities                             145,994           1,117          10,376        136,735      0.8%
  Accident and health insurance         361,290         165,769         172,559        354,500     46.8%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     749,988         274,988         223,226        801,750     34.3%
=================================================================================================================

December 31, 1994:

Life insurance In force            $ 39,789,859      24,411,513       6,893,030     57,308,342     42.6%
-----------------------------------------------------------------------------------------------------------------

Premiums:
  Life insurance                        230,241          96,308          35,578        290,971     33.1%
  Annuities                             119,045           1,195           6,806        113,434      1.1%
  Accident and health insurance         388,759         158,749         201,824        345,684     45.9%
-----------------------------------------------------------------------------------------------------------------
     Total premiums                     738,045         256,252         244,208        750,089     34.2%
=================================================================================================================

Of the amounts ceded to others, the Company ceded life insurance inforce of $381,381, $182,638 and $86,055 in 1996, 1995 and 1994, respectively, and life insurance premiums earned of $1,293, $641 and $203 in 1996, 1995 and 1994, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $1,922, $(7,520) and $12,256 in 1996, 1995 and 1994.

In addition to the above transactions, the Company ceded a portion of its mortality risk associated with the variable annuity product to Allianz Aktiengesellshaft. The Company recorded a recoverable on future policy benefit reserves of $1,279 and $930 as of December 31, 1996 and 1995, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(7)  INCOME TAXES

INCOME TAX EXPENSE

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                            1996           1995         1994
------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

  Current tax expenses                                 $   21,936         12,993        5,098

  Deferred tax (benefit) expense                           30,559         25,772       16,053
------------------------------------------------------------------------------------------------------

Total income tax expense attributable to operations    $   52,495         38,765       21,151

Income tax effect on equity:

  Income tax allocated to stockholder's equity:
    Adoption of SFAS No. 115                                    0              0       40,312
    Attributable to unrealized gains and losses
      for the year                                        (19,967)       108,559      (79,201)
------------------------------------------------------------------------------------------------------

Total income tax effect on equity                      $   32,528        147,324      (17,738)
======================================================================================================

COMPONENTS OF INCOME TAX EXPENSE

Income tax expense computed at the statutory rate of 35% in 1996, 1995 and 1994, varies from tax expense reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:

                                                             1996          1995        1994
---------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate         $ 53,782        44,087      26,819
Dividends received deductions and tax-exempt interest         (650)       (5,430)     (3,967)
Foreign tax                                                 (2,723)         (464)        (79)
Interest on tax deficiency                                     261           408        (716)
Other                                                        1,824           164        (906)
---------------------------------------------------------------------------------------------------
  Income tax expense as reported                          $ 52,494        38,765      21,151
===================================================================================================

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                               1996          1995
----------------------------------------------------------------------
Deferred tax assets:
  Provision for post retirement benefits   $   2,024         1,936
  Allowance for uncollectible accounts         1,256         2,283
  Policy reserves                            158,131       175,963
----------------------------------------------------------------------

     Total deferred tax assets               161,411       180,182
----------------------------------------------------------------------

Deferred tax liabilities:
  Deferred acquisition costs                 240,906       234,393
  Net unrealized gain                         53,008        72,975
  Other                                       18,257        12,988
----------------------------------------------------------------------

     Total deferred tax liabilities          312,171       320,356
----------------------------------------------------------------------

Net deferred tax liability                 $ 150,760       140,174
======================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

As of December 31, 1996 and 1995, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $30,946, $14,865 and $15,162 in 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995 the Company had a tax recoverable from AZOA of $11,599 and $3,257, respectively and a recoverable from Revenue Canada Taxation of $856 and $690, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(8)  RELATED PARTY TRANSACTIONS

In November 1995, the Company purchased the 400 non-voting common shares in its subsidiary, Canadian American Financial Corporation from AZOA for $7,903. The acquisition of the shares increased the Company's equity ownership in both voting and non-voting common stock to 100%.

As of December 31, 1995, Allianz Real Estate (AzRE), a wholly owned subsidiary of AZOA, owned 100% of the stock or was a limited partner of certain entities whose assets include mortgage loans issued by the Company amounting to $6,245. Included in the mortgage loans are properties originally foreclosed upon by the Company of which the balances at December 31, 1995 was $1,650.

The Company reimbursed AZOA $86, $738 and $817 in 1996, 1995 and 1994, respectively, for certain administrative services performed. The Company's liability to AZOA was $0 and $528 at December 31, 1996 and 1995, respectively.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $1,657, $1,024 and $1,285 in 1996, 1995 and 1994, respectively, for investment advisory fees. The Company's liability to AZOA was $543 and $377 at December 31, 1996 and 1995, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $3,275, $3,752 and $4,228 in 1996, 1995 and 1994, respectively. The Company's liability for data center charges was $58 and $337 at December 31, 1996 and 1995, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. In 1994, the Company issued 25 millions shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000 and issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000. In December 1995, the Company redeemed and canceled the 15 million shares of Series B preferred stock issued to AZOA. There are currently 25 million shares of Series A preferred stock issued and outstanding.

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. The Company recognized a loss of $416 resulting from these sales.

In 1995 and 1994, AZOA contributed additional capital to the Company of $594 and $5,190, respectively.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(9)  EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $808, $860 and $918 in 1996, 1995 and 1994, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1996, 1995 and 1994 Plan participants was 100%. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $1,105, $1,188 and $1,266 in 1996, 1995 and 1994, respectively, toward planned contributions.

In 1995, the Company discontinued support of its individual agency field force and suspended contributions to the agents' asset accumulation plan as of January 1, 1996. Prior to this event, the Company matched 100% of eligible agents' contributions up to a maximum of 3% of a participant's compensation and accepted participant's pretax or after tax contributions up to 10% of participant's compensation. Also during 1995, participation in the Plan decreased significantly resulting in a partial plan termination whereby participants as of January 1, 1995 became fully vested in the Plan. The Company has no intention to fully terminate the Plan in the near term. Total Company contributions to the Plan were $0, $118 and $386 in 1996, 1995 and 1994, respectively.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1996 and 1995 was $5,783 and $5,532, respectively, and the liability is included in "Other liabilities" in the accompanying balance sheet.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. These items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life policy and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                                  Stockholder's equity                       Net income
                                               --------------------------     -------------------------------------
                                                 1996           1995             1996         1995        1994
-------------------------------------------------------------------------------------------------------------------
Statutory basis                            $   384,989        299,186           67,995       11,565       6,895
Adjustments:
  Change in reserve basis                     (199,566)      (211,678)          13,324      (43,642)   (109,473)
  Deferred acquisition costs                   863,338        826,994           36,344       28,552     132,090
  Net deferred taxes                          (150,760)      (140,174)         (30,559)     (25,772)    (16,053)
  Statutory asset valuation reserve            133,564        100,462                0            0           0
  Statutory interest maintenance reserve        26,342         25,061            1,183        8,756      (4,768)
  Modified coinsurance reinsurance            (113,743)      (119,178)           5,435      104,222      44,920
  Unrealized gains on investments               64,928        163,237                0            0           0
  Nonadmitted assets                             7,121          1,471                0            0           0
  Other                                         (2,036)         5,813            7,446        3,516       1,864
-------------------------------------------------------------------------------------------------------------------

     As reported in the accompanying
       consolidated financial statements   $ 1,014,177        951,194          101,168       87,197      55,475
===================================================================================================================

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1996 and 1995 was in compliance with these requirements. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1996 and 1995, respectively, the Company paid to AZOA dividends, on preferred stock only, in the amount of $1,600 and $2,651, respectively. Dividends of $61,439 could be paid in 1997 without prior approval of the Commissioner of Commerce.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


REGULATORY RISK BASED CAPITAL

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                    Ratio of total adjusted capital to
                                    authorized control level risk-based
   Regulatory Event                 Capital (less than or equal to)
  -------------------------        -------------------------------------
   Company action level                 2 (or 2.5 with negative trends)
   Regulatory action level                             1.5
   Authorized control level                             1
   Mandatory control level                             0.7



The Company met the minimum risk-based capital requirements as of December 31, 1996 and 1995.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

STATE EXAMINATION

Preferred Life is currently under routine examination by the New York State Department of Insurance. No matters of significance or adjustments to Preferred Life's statutory financial statements have been brought to management's attention as a result of this examination.

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(11) COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(12) FOREIGN CURRENCY TRANSLATION

The net assets of the Company's  foreign  operations  are  translated  into U.S.
dollars using exchange rates in effect at each year end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:

                                                               1996           1995         1994
-------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments      $ (3,455)        (3,787)      (2,708)
-------------------------------------------------------------------------------------------------------

Aggregate adjustment for the period resulting from
  translation adjustments                                        (28)           511       (1,659)
Amount of income tax benefit (expense)
  for period related to aggregate adjustment                      10           (179)         580
-------------------------------------------------------------------------------------------------------
      Net aggregate translation included in equity               (18)           332       (1,079)
-------------------------------------------------------------------------------------------------------

Ending amount of cumulative translation adjustments         $ (3,473)        (3,455)      (3,787)
=======================================================================================================

Canadian foreign exchange rate at end of year                 0.7297         0.7329       0.7129

        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND SUBSIDIARIES

                        December 31, 1996, 1995 and 1994
                                 (in thousands)


(13) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1996, 1995 and 1994:

                                  As of December 31                                 For the year ended December 31
                     ------------------------------------------  -------------------------------------------------------------------
                                    Future                                             Benefits,    Net
                                    policy                Other    Premium              claims     change
                                    benefits,             policy   revenue              losses,     in
                         Deferred   losses,               claims   and other  Net        and       policy
                          policy    claims                 and     contract   invest-  settle-     acquisi-     Other    Premiums
                        acquistion  and loss   Unearned  benefits  consider-  ment      ment        tion      operating  written
                          costs     expense    premiums  payable    ations    income   expenses    costs (a)   expenses    (b)
-----------------------------------------------------------------------------------------------------------------------------------
1996:
  Life                  $ 175,608   1,204,633     5,502    62,369   331,845    89,049  258,221      4,308      103,352
  Annuities               672,797   2,879,221         0     1,859   157,887   113,537  105,335    (43,283)     161,002
  Accident and health      14,933           0    26,674   374,596   376,822    20,036  256,364      2,631      122,337
-----------------------------------------------------------------------------------------------------------------------------------

                        $ 863,338   4,083,854    32,176   438,824   866,554   222,622  619,920    (36,344)     386,691
===================================================================================================================================

1995:
  Life                  $ 179,915   1,088,964     5,493    62,660   310,514    83,741  239,287      8,475      124,415
  Annuities               629,515   2,601,943         0       580   136,736    98,214   89,321    (34,235)     137,000
  Accident and health      17,564           0    28,688   308,658   354,500    19,203  249,232     (2,792)     105,615
------------------------------------------------------------------------------------------------------------------------------------

                        $ 826,994   3,690,907    34,181   371,898   801,750   201,158  577,840    (28,552)     367,030
===================================================================================================================================

1994:
  Life                  $ 188,390   1,022,537     6,012    63,728   290,971    78,100  228,383      6,889      114,767
  Annuities               595,280   2,304,560         0       360   113,434    86,168   88,100   (140,776)     210,933
  Accident and health      14,772           0    34,364   291,323   345,684    17,023  236,614      1,797      121,645
-----------------------------------------------------------------------------------------------------------------------------------

                        $ 798,442   3,327,097    40,376   355,411   750,089   181,291  553,097   (132,090)     447,345
===================================================================================================================================

(a) See note 1 for total gross amortization.

(b) Premiums written are not applicable for life insurance companies.

                                  APPENDIX A

                        ILLUSTRATION OF POLICY VALUES


     The following tables illustrate how Policy Account values, Cash Values and death benefits of a Policy change based on the investment experience of the Sub-Accounts. The illustrations are hypothetical and may not be used to project or predict investment results. The Policy Account values, Cash Values and death benefits in the tables take into account all charges and deductions against the Policy. These tables assume that the cost of insurance rates for the Policy are based on the current and guaranteed rates appropriate to the class indicated. These tables also assume that a level annual premium of $1,200 was paid. These tables all assume that the Insured is in the most favorable male risk status, i.e., Non-Smoker. For Insureds who are classified as Smoker or less favorable risk status, the cost of insurance will be greater and thus Policy values will be less given the same assumed hypothetical gross annual investment rates of return. The cost of insurance will be less and thus Policy values will be greater for female Insureds of comparable risk status. Some states require that the Policies contain tables based upon unisex rates.


     Gross investment returns of 0%, 6% and 12% are assumed to be level for all years shown. The values would be different if the rates of return averaged 0%, 6% and 12% over the period of years but fluctuated above and below those averages during individual years.


     The values shown reflect the fact that the net investment return of the Sub-Accounts is lower than the gross investment return on the assets held in the Funds because of the charges levied against the Sub-Accounts. The daily investment advisory fee is assumed to be equivalent to an annual rate of 0.69% of the net assets of the Funds of the Trust (which is the average of the investment advisory fees assessed the Trust in 1996 weighted by Sub-Account value as of 12/31/96). The values also assume that each Fund of the Trust will incur expenses annually which are assumed to be 0.06% of the average net assets of the Fund. This is the average in 1996 weighted by Sub-Account value as of 12/31/96. The Sub-Accounts will be assessed for mortality and expense risks at a guaranteed annual rate not to exceed 0.90% (the current annual rate is 0.60%) of the average daily net assets of the Sub-Account and for administrative expenses at an annual rate of 0.15% of the average daily net assets of the Sub-Account. After taking these expenses and charges into consideration, the illustrated gross annual investment rates of 0%, 6% and 12% are equivalent to net rates of -1.49%, 4.42% and 10.33%.


     The Company deducts an insurance risk premium for a Policy Month from the Policy Account values. The insurance risk premium rate is based on the sex (where permitted by state law), attained age and rate class of the Insured.

     Upon request, the Company will provide a comparable illustration based upon the attained age, sex (where permitted by state law) and rate class of the proposed Insured and for the face amount or premium requested.

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                             INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                              ANNUAL PREMIUM: $1,200.00
SEX: MALE                                        INITIAL DEATH BENEFIT OPTION: A


                                                               CURRENT VALUES
                               ---------------------------------------------------------------------------------
                                  VALUES PROJECTED AT       VALUES PROJECTED AT           VALUES PROJECTED AT
                                        0.00%                      6.00%                        12.00%
                               ------------------------   ------------------------   ---------------------------
END                   ACCUM              NET      NET               NET      NET                 NET       NET
OF         ANNUAL    @ 5.00%   POLICY   CASH     DEATH    POLICY   CASH     DEATH    POLICY     CASH      DEATH
YR.   AGE  PREMIUM   PREMIUM   ACCOUNT  VALUE   BENEFIT   ACCOUNT  VALUE   BENEFIT   ACCOUNT    VALUE    BENEFIT
----  ---  -------   -------   -------  ------  -------   -------  ------  -------   -------   -------   -------
  1   35    1,200     1,260       757       35  100,000      813       91  100,000       870       148   100,000
  2   36    1,200     2,583     1,674      892  100,000    1,839    1,058  100,000     2,012     1,230   100,000
  3   37    1,200     3,972     2,571    1,730  100,000    2,906    2,064  100,000     3,268     2,426   100,000
  4   38    1,200     5,431     3,451    2,599  100,000    4,014    3,162  100,000     4,648     3,796   100,000
  5   39    1,200     6,962     4,311    3,491  100,000    5,167    4,346  100,000     6,166     5,346   100,000

  6   40    1,200     8,570     5,150    4,379  100,000    6,361    5,590  100,000     7,833     7,062   100,000
  7   41    1,200    10,259     5,976    5,256  100,000    7,609    6,889  100,000     9,674     8,954   100,000
  8   42    1,200    12,032     6,782    6,112  100,000    8,905    8,235  100,000    11,700    11,029   100,000
  9   43    1,200    13,893     7,571    6,983  100,000   10,255    9,667  100,000    13,933    13,345   100,000
 10   44    1,200    15,848     8,344    7,838  100,000   11,662   11,156  100,000    16,397    15,891   100,000

 15   49    1,200    27,189    11,878   11,878  100,000   19,549   19,549  100,000    33,037    33,037   100,000
 20   54    1,200    41,633    14,589   14,589  100,000   28,863   28,863  100,000    60,110    60,110   100,000
 25   59    1,200    60,136    16,575   16,575  100,000   40,923   40,923  100,000   107,474   107,474   144,015
 30   64    1,200    83,713    16,742   16,742  100,000   55,606   55,606  100,000   186,157   186,157   227,112
 35   69    1,200    113,804   13,754   13,754  100,000   73,953   73,953  100,000   316,137   316,137   366,719

          CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       78

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                             INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                              ANNUAL PREMIUM: $1,200.00
SEX: MALE                                        INITIAL DEATH BENEFIT OPTION: A

                                                                 GUARANTEED VALUES
                               ----------------------------------------------------------------------------------
                                    VALUES PROJECTED AT         VALUES PROJECTED AT       VALUES PROJECTED AT
                                           0.00%                       6.00%                     12.00%
                               --------------------------    ------------------------   -------------------------
END                   ACCUM               NET       NET                NET      NET                NET      NET
OF         ANNUAL    @ 5.00%   POLICY    CASH      DEATH     POLICY   CASH     DEATH    POLICY    CASH     DEATH
YR.   AGE  PREMIUM   PREMIUM   ACCOUNT   VALUE    BENEFIT    ACCOUNT  VALUE   BENEFIT   ACCOUNT   VALUE   BENEFIT
----  ---  -------   -------   -------   ------   -------    -------  ------  -------   -------  -------  -------
  1   35    1,200      1,260       747       25   100,000       803       81  100,000       859      137  100,000
  2   36    1,200      2,583     1,601      819   100,000     1,763      981  100,000     1,932    1,151  100,000
  3   37    1,200      3,972     2,429    1,587   100,000     2,752    1,911  100,000     3,103    2,261  100,000
  4   38    1,200      5,431     3,233    2,381   100,000     3,773    2,921  100,000     4,381    3,529  100,000
  5   39    1,200      6,962     4,013    3,192   100,000     4,826    4,005  100,000     5,777    4,957  100,000

  6   40    1,200      8,570     4,758    3,987   100,000     5,901    5,130  100,000     7,293    6,523  100,000
  7   41    1,200     10,259     5,480    4,759   100,000     7,012    6,291  100,000     8,954    8,233  100,000
  8   42    1,200     12,032     6,169    5,498   100,000     8,149    7,478  100,000    10,762   10,091  100,000
  9   43    1,200     13,893     6,825    6,237   100,000     9,313    8,725  100,000    12,734   12,146  100,000
 10   44    1,200     15,848     7,450    6,944   100,000    10,507   10,001  100,000    14,888   14,382  100,000

 15   49    1,200     27,189    10,081   10,081   100,000    16,948   16,948  100,000    29,131   29,131  100,000
 20   54    1,200     41,633    11,601   11,601   100,000    24,033   24,033  100,000    51,710   51,710  100,000
 25   59    1,200     60,136    11,383   11,383   100,000    31,427   31,427  100,000    88,233   88,233  118,232
 30   64    1,200     83,713     8,308    8,308   100,000    38,577   38,577  100,000   146,172  146,172  178,329
 35   69    1,200    113,804         0        0         0    44,379   44,379  100,000   236,704  236,704  274,576

     CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE C HARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. N O REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       79

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                             INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                              ANNUAL PREMIUM: $1,200.00
SEX: MALE                                        INITIAL DEATH BENEFIT OPTION: B

                                                                    CURRENT VALUES
                                 --------------------------------------------------------------------------------------
                                     VALUES PROJECTED AT         VALUES PROJECTED AT           VALUES PROJECTED AT
                                            0.00%                       6.00%                        12.00%
                                 --------------------------   --------------------------   ----------------------------
END                     ACCUM               NET       NET                NET       NET                 NET       NET
OF           ANNUAL    @ 5.00%   POLICY    CASH      DEATH    POLICY    CASH      DEATH    POLICY     CASH      DEATH
YR.    AGE   PREMIUM   PREMIUM   ACCOUNT   VALUE    BENEFIT   ACCOUNT   VALUE    BENEFIT   ACCOUNT    VALUE    BENEFIT
----   ---   -------   -------   -------   ------   -------   --------  ------   -------   -------   -------   -------
  1    35     1,200     1,260       755        33   100,755        811       90   100,811       868       146  100,868
  2    36     1,200     2,583     1,669       887   101,669      1,834    1,053   101,834     2,007     1,225  102,007
  3    37     1,200     3,972     2,562     1,720   102,562      2,895    2,053   102,895     3,255     2,414  103,255
  4    38     1,200     5,431     3,435     2,583   103,435      3,995    3,144   103,995     4,626     3,774  104,626
  5    39     1,200     6,962     4,288     3,467   104,288      5,137    4,316   105,137     6,130     5,309  106,130

  6    40     1,200     8,570     5,116     4,345   105,116      6,317    5,546   106,317     7,776     7,006  107,776
  7    41     1,200    10,259     5,930     5,210   105,930      7,547    6,827   107,547     9,592     8,871  109,592
  8    42     1,200    12,032     6,722     6,051   106,722      8,821    8,151   108,821    11,584    10,913  111,584
  9    43     1,200    13,893     7,494     6,906   107,494     10,144    9,556   110,144    13,774    13,186  113,774
 10    44     1,200    15,848     8,250     7,744   108,250     11,519   11,013   111,519    16,183    15,677  116,183

 15    49     1,200    27,189    11,647    11,647   111,647     19,128   19,128   119,128    32,264    32,264  132,264
 20    54     1,200    41,633    14,092    14,092   114,092     27,764   27,764   127,764    57,628    57,628  157,628
 25    59     1,200    60,136    15,556    15,556   115,556     38,168   38,168   138,168   100,425   100,425  200,425
 30    64     1,200    83,713    14,815    14,815   114,815     49,021   49,021   149,021   169,725   169,725  269,725
 35    69     1,200   113,804    10,445    10,445   110,445     58,694   58,694   158,694   281,663   281,663  381,663

     CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND C URRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $5.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                       80

                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            VARIABLE UNIVERSAL LIFE

PREPARED FOR: CLIENT                             INITIAL DEATH BENEFIT: $100,000
ISSUE AGE: 35, NON-SMOKER                              ANNUAL PREMIUM: $1,200.00
SEX: MALE                                        INITIAL DEATH BENEFIT OPTION: B

                                                                  GUARANTEED VALUES
                                -------------------------------------------------------------------------------------
                                    VALUES PROJECTED AT          VALUES PROJECTED AT         VALUES PROJECTED AT
                                           0.00%                        6.00%                         12.00%
                                --------------------------   --------------------------    --------------------------
END                    ACCUM               NET       NET                NET       NET                  NET      NET
OF          ANNUAL    @ 5.00%   POLICY    CASH      DEATH    POLICY    CASH      DEATH     POLICY     CASH     DEATH
YR.   AGE   PREMIUM   PREMIUM   ACCOUNT   VALUE    BENEFIT   ACCOUNT   VALUE    BENEFIT    ACCOUNT    VALUE   BENEFIT
----  ---   -------   -------   -------   ------   -------   -------   ------   -------    -------   -------  -------
  1   35     1,200     1,260       745       23    100,745      801        79   100,801       857       135   100,857
  2   36     1,200     2,583     1,596      814    101,596    1,758       976   101,758     1,927     1,145   101,927
  3   37     1,200     3,972     2,419    1,578    102,419    2,741     1,900   102,741     3,090     2,248   103,090
  4   38     1,200     5,431     3,217    2,365    103,217    3,753     2,902   103,753     4,358     3,506   104,358
  5   39     1,200     6,962     3,988    3,167    103,988    4,794     3,974   104,794     5,739     4,918   105,739

  6   40     1,200     8,570     4,721    3,951    104,721    5,854     5,083   105,854     7,233     6,463   107,233
  7   41     1,200    10,259     5,430    4,709    105,430    6,945     6,224   106,945     8,865     8,144   108,865
  8   42     1,200    12,032     6,102    5,431    106,102    8,056     7,385   108,056    10,633     9,963   110,633
  9   43     1,200    13,893     6,739    6,151    106,739    9,188     8,600   109,188    12,554    11,966   112,554
 10   44     1,200    15,848     7,340    6,834    107,340   10,342     9,836   110,342    14,641    14,135   114,641

 15   49     1,200    27,189     9,795    9,795    109,795   16,425    16,425   116,425    28,171    28,171   128,171
 20   54     1,200    41,633    10,991   10,991    110,991   22,666    22,666   122,666    48,589    48,589   148,589
 25   59     1,200    60,136    10,231   10,231    110,231   28,172    28,172   128,172    79,035    79,035   179,035
 30   64     1,200    83,713     6,404    6,404    106,404   31,319    31,319   131,319   123,962   123,962   223,962
 35   69     1,200   113,804         0        0          0   29,021    29,021   129,021   189,267   189,267   289,267

     CURRENT VALUES ARE BASED ON PROJECTED INTEREST RATES AND CURRENT EXPENSES AND COST OF INSURANCE CHARGES NOW IN EFFECT, WHICH ARE SUBJECT TO CHANGE. THE CURRENT MONTHLY EXPENSE CHARGES ARE $20.00 PER MONTH IN YEAR 1 AND $9.00 PER MONTH THEREAFTER.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN IN THIS ILLUSTRATION ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE OWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT THAN THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY THE COMPANY OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER A PERIOD OF TIME.

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.


                                 REPRESENTATION

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therin.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by the Variable Account, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

The Prospectus consisting of 83 pages

Representations

The signatures

The following exhibits:


     A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.  Resolution of the Board of Directors of the Company*
     2.  Not Applicable
     3.  a.  Principal Underwriter Agreement*
     3.  b.  Selling Agreement
     4.  Not Applicable
     5.  Individual Variable Life Insurance Policy#
         i.  Individual Variable Life Insurance Policy Endorsements
     6.  a.  Copy of Articles of Incorporation of the Company
     6.  b.  Copy of the Bylaws of the Company
     7.  Not Applicable
     8.  Not Applicable
     9.  a.  Administrative Agreement (filed confidentially)**
     9.  b.  Form of Fund Participation Agreement#
    10.  Application for Individual Variable Life Insurance
         Policy#
    12.  Memorandum of Exchange Rights*
    13.  Powers of Attorney#
    27.  Not Applicable

B.     Opinion and Consent of Counsel

C.     Consent of Actuary

D.     Independent Auditors' Consent

    *  Incorporated by reference to Registrant's Form N-8B-2

   **  Incorporated by reference to Registrant's Pre-Effective
       Amendment No. 1

    #  Incorporated by reference to Registrant's Post-Effective
       Amendment No. 9 to Form S-6, File Nos. 33-11158 and
       811-4965 as electronically filed on April 24, 1996.




                                 REPRESENTATIONS


     1. Registrant represents that Section (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on.

     2. Registrant represents that the level of the risk charge is within the range of industry practice for comparable flexible contracts.

     3. Registrant represents that it has analyzed the risk charge taking into consideration such facts as current charge levels, potential adverse mortality, the manner in which charges are imposed, the markets in which the Policy will be offered and anticipated sales and lapse rates.

         Registrant also represents that a memorandum has been prepared in connection with the analysis of the risk charge as set forth above. Registrant undertakes to keep and make available to the Commission on request a copy of the memorandum.

     4. Registrant represents that the Company has concluded that there is a reasonable likelihood that the distribution financing arrangements of the Variable Account will benefit the Variable Account and policyholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

     5. Registrant represents that the Variable Account will invest only in management investment companies which have undertaken to have a Board of Directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b_1 to finance distribution expenses.


                                   SIGNATURES



As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1997.



                                          ALLIANZ LIFE
                                          VARIABLE ACCOUNT A
                                          (Registrant)




                                     By:  ALLIANZ LIFE INSURANCE COMPANY
                                          OF NORTH AMERICA
                                          (Depositor)




                                     By:  /S/ ALAN A. GROVE
                                          ------------------------------
                                          Alan A. Grove



Attest:/S/ MICHAEL T. WESTERMEYER
       ----------------------------
       Michael T. Westermeyer




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title

Lowell C. Anderson*     Chairman of the Board                   04/24/97
Lowell C. Anderson      President and Chief Executive Officer       Date

Herbert F. Hansmeyer*   Director                                04/24/97
Herbert F. Hansmeyer                                                Date

Michael P. Sullivan*    Director                                04/24/97
Michael P. Sullivan                                                 Date

Dr.Jerry E. Robertson*  Director                                04/24/97
Dr. Jerry E. Robertson                                              Date

Dr. Gerhard Rupprecht*  Director                                04/24/97
Dr. Gerhard Rupprecht                                               Date

Edward J. Bonach*       Chief Financial Officer                 04/24/97
Edward J. Bonach                                                    Date

Rev. Dennis J. Dease*   Director                                04/24/97
Rev. Dennis J. Dease                                                Date

James R. Campbell*      Director                                04/24/97
James R. Campbell                                                   Date


                               *By Power of Attorney


                               By:/S/ ALAN A. GROVE
                                  --------------------------------
                                           Alan A. Grove
                                           Attorney-in-Fact






                                   EXHIBITS

                                      TO

                    POST-EFFECTIVE AMENDMENT NO.    11

                                      TO

                                   FORM S-6

                       ALLIANZ LIFE VARIABLE ACCOUNT A

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS



Exhibit                                                              Page
-------                                                              ----

EX-99.A1    Resolution of the Board of Directors of the Company

EX-99.A3b   Selling Agreement

EX-99.A5i   Individual Variable Life Insurance Policy Endorsements

EX-99.A6a   Copy of Articles of Incorporation of the Company

EX-99.A6b   Copy of the Bylaws of the Company

EX-99.B     Opinion and Consent of Counsel

EX-99.C     Consent of Actuary

EX-99.D     Independent Auditors' Consent